UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 28, 2018

*	This Form N-Q pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. Each remaining series of the Registrant has a fiscal year end other than May 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2018
MFS®  Aggressive Growth Allocation Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 29.9%
MFS Emerging Markets Equity Fund - Class R6	940,489	$ 35,785,611
MFS International Growth Fund - Class R6	4,240,049	142,720,051
MFS International New Discovery Fund - Class R6	1,985,795	71,627,618
MFS International Value Fund - Class R6	3,314,957	141,515,528
MFS Research International Fund - Class R6	7,411,155	142,294,170
		$ 533,942,978
Specialty Funds – 9.9%
MFS Commodity Strategy Fund - Class R6 (v)	15,052,470	$ 89,261,143
MFS Global Real Estate Fund - Class R6	5,954,960	87,299,718
		$ 176,560,861
U.S. Stock Funds – 60.2%
MFS Growth Fund - Class R6	2,302,584	$ 236,107,013
MFS Mid Cap Growth Fund - Class R6	10,186,704	180,202,800
MFS Mid Cap Value Fund - Class R6	7,572,381	176,663,660
MFS New Discovery Fund - Class R6	1,458,467	45,285,389
MFS New Discovery Value Fund - Class R6	2,892,726	43,448,744
MFS Research Fund - Class R6	3,753,424	161,659,962
MFS Value Fund - Class R6	5,706,546	230,943,900
		$ 1,074,311,468
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.52% (v)	248,836	$ 248,811
Total Investment Companies		$1,785,064,118
Other Assets, Less Liabilities – 0.0%		85,847
Net Assets – 100.0%		$1,785,149,965
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,785,064,118.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,785,064,118	$—	$—	$1,785,064,118
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	14,005,264	1,582,830	(535,624)	15,052,470
MFS Emerging Markets Equity Fund	1,073,682	22,216	(155,409)	940,489
MFS Global Real Estate Fund	5,408,441	643,534	(97,015)	5,954,960
MFS Growth Fund	2,568,291	76,312	(342,019)	2,302,584
MFS Institutional Money Market Portfolio	1,415,557	30,358,213	(31,524,934)	248,836
MFS International Growth Fund	4,501,826	134,656	(396,433)	4,240,049
MFS International New Discovery Fund	2,117,575	61,448	(193,228)	1,985,795
MFS International Value Fund	3,409,462	131,625	(226,130)	3,314,957
MFS Mid Cap Growth Fund	10,449,098	910,263	(1,172,657)	10,186,704
MFS Mid Cap Value Fund	7,368,930	458,563	(255,112)	7,572,381
MFS New Discovery Fund	1,470,344	137,888	(149,765)	1,458,467
MFS New Discovery Value Fund	2,777,438	279,367	(164,079)	2,892,726
MFS Research Fund	3,723,930	327,398	(297,904)	3,753,424
MFS Research International Fund	7,891,190	153,002	(633,037)	7,411,155
MFS Value Fund	5,712,667	332,143	(338,264)	5,706,546
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(2,163,419)	$5,522,700	$—	$2,732,436	$89,261,143
MFS Emerging Markets Equity Fund	640,039	5,454,579	—	123,357	35,785,611
MFS Global Real Estate Fund	12,245	(3,663,884)	1,112,096	2,574,812	87,299,718
MFS Growth Fund	9,697,639	25,353,446	5,602,772	—	236,107,013
MFS Institutional Money Market Portfolio	(16)	—	—	3,694	248,811
MFS International Growth Fund	1,991,802	8,792,505	1,548,321	2,117,101	142,720,051
MFS International New Discovery Fund	843,652	5,837,744	920,632	1,025,295	71,627,618
MFS International Value Fund	1,723,402	3,663,173	1,437,090	2,535,201	141,515,528
MFS Mid Cap Growth Fund	3,285,372	7,978,654	10,116,127	3,408,391	180,202,800
MFS Mid Cap Value Fund	237,523	5,505,152	3,777,673	2,603,094	176,663,660
MFS New Discovery Fund	546,186	2,676,904	2,665,202	1,155,229	45,285,389
MFS New Discovery Value Fund	121,597	753,899	1,198,101	1,193,469	43,448,744
MFS Research Fund	1,719,954	5,175,445	9,780,266	3,683,114	161,659,962
MFS Research International Fund	787,276	10,891,583	—	2,046,063	142,294,170
MFS Value Fund	1,046,190	11,330,171	6,037,832	3,642,672	230,943,900
	$20,489,442	$95,272,071	$44,196,112	$28,843,928	$1,785,064,118

3

Quarterly Report
February 28, 2018
MFS®  Conservative
Allocation Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 60.0%
MFS Emerging Markets Debt Fund - Class R6	5,969,296	$ 88,047,108
MFS Emerging Markets Debt Local Currency Fund - Class R6	8,025,536	59,308,711
MFS Global Bond Fund - Class R6	16,434,338	147,416,007
MFS Government Securities Fund - Class R6	30,740,963	293,268,784
MFS High Income Fund - Class R6	43,510,732	147,501,383
MFS Inflation-Adjusted Bond Fund - Class R6	28,951,819	293,571,447
MFS Limited Maturity Fund - Class R6	49,911,595	294,478,411
MFS Total Return Bond Fund - Class R6	41,955,269	439,691,223
		$ 1,763,283,074
International Stock Funds – 7.9%
MFS International Growth Fund - Class R6	1,733,728	$ 58,357,291
MFS International Value Fund - Class R6	1,357,981	57,972,210
MFS Research International Fund - Class R6	6,070,145	116,546,785
		$ 232,876,286
Specialty Funds – 4.0%
MFS Absolute Return Fund - Class R6	6,207,284	$ 58,845,053
MFS Commodity Strategy Fund - Class R6 (v)	4,945,855	29,328,919
MFS Global Real Estate Fund - Class R6	1,945,151	28,515,912
		$ 116,689,884
U.S. Stock Funds – 28.1%
MFS Growth Fund - Class R6	1,755,965	$ 180,056,692
MFS Mid Cap Growth Fund - Class R6	6,707,806	118,661,084
MFS Mid Cap Value Fund - Class R6	4,960,249	115,722,616
MFS New Discovery Fund - Class R6	957,956	29,744,541
MFS New Discovery Value Fund - Class R6	1,895,571	28,471,481
MFS Research Fund - Class R6	4,108,065	176,934,351
MFS Value Fund - Class R6	4,311,937	174,504,079
		$ 824,094,844
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.52% (v)	761,350	$ 761,273
Total Investment Companies		$2,937,705,361
Other Assets, Less Liabilities – 0.0%		997,798
Net Assets – 100.0%		$2,938,703,159
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $2,937,705,361.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,937,705,361	$—	$—	$2,937,705,361
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,152,193	287,620	(232,529)	6,207,284
MFS Commodity Strategy Fund	4,987,570	472,738	(514,453)	4,945,855
MFS Emerging Markets Debt Fund	5,921,924	320,514	(273,142)	5,969,296
MFS Emerging Markets Debt Local Currency Fund	8,395,687	612,814	(982,965)	8,025,536
MFS Global Bond Fund	16,893,808	595,230	(1,054,700)	16,434,338
MFS Global Real Estate Fund	1,911,880	162,766	(129,495)	1,945,151
MFS Government Securities Fund	29,839,761	1,580,852	(679,650)	30,740,963
MFS Growth Fund	2,035,203	62,223	(341,461)	1,755,965
MFS High Income Fund	42,692,782	2,737,475	(1,919,525)	43,510,732
MFS Inflation-Adjusted Bond Fund	28,141,199	1,542,511	(731,891)	28,951,819
MFS Institutional Money Market Portfolio	767,771	66,533,539	(66,539,960)	761,350
MFS International Growth Fund	1,916,847	66,449	(249,568)	1,733,728
MFS International Value Fund	1,455,526	60,130	(157,675)	1,357,981
MFS Limited Maturity Fund	49,105,422	2,289,684	(1,483,511)	49,911,595
MFS Mid Cap Growth Fund	7,174,595	611,438	(1,078,227)	6,707,806
MFS Mid Cap Value Fund	5,199,733	321,829	(561,313)	4,960,249
MFS New Discovery Fund	1,020,535	96,029	(158,608)	957,956
MFS New Discovery Value Fund	1,957,154	178,857	(240,440)	1,895,571
MFS Research Fund	4,306,955	395,503	(594,393)	4,108,065
MFS Research International Fund	6,739,085	153,419	(822,359)	6,070,145
MFS Total Return Bond Fund	41,291,639	1,956,975	(1,293,345)	41,955,269
MFS Value Fund	4,631,715	307,703	(627,481)	4,311,937
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(112,230)	$(498,964)	$—	$665,927	$58,845,053
MFS Commodity Strategy Fund	(1,770,886)	2,972,523	—	924,134	29,328,919
MFS Emerging Markets Debt Fund	(19,100)	(1,408,187)	—	3,115,296	88,047,108
MFS Emerging Markets Debt Local Currency Fund	(828,052)	3,613,171	—	2,190,372	59,308,711
MFS Global Bond Fund	(1,568,241)	4,761,408	—	1,897,929	147,416,007
MFS Global Real Estate Fund	102,065	(1,215,513)	373,844	865,551	28,515,912
MFS Government Securities Fund	(445,335)	(9,861,055)	—	5,976,334	293,268,784
MFS Growth Fund	14,678,665	12,672,211	4,336,909	—	180,056,692
MFS High Income Fund	(189,022)	(3,259,193)	—	5,651,995	147,501,383
MFS Inflation-Adjusted Bond Fund	(636,542)	(7,660,641)	—	5,717,527	293,571,447
MFS Institutional Money Market Portfolio	(647)	62	—	13,803	761,273
MFS International Growth Fund	1,426,606	3,242,693	650,212	889,070	58,357,291
MFS International Value Fund	1,931,192	451,699	603,854	1,065,269	57,972,210
MFS Limited Maturity Fund	(345,059)	(3,635,250)	—	4,723,528	294,478,411
MFS Mid Cap Growth Fund	6,308,038	1,451,040	6,787,586	2,286,918	118,661,084
MFS Mid Cap Value Fund	2,848,215	1,373,981	2,538,097	1,748,935	115,722,616
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS New Discovery Fund	$942,625	$1,291,324	$1,787,306	$774,707	$29,744,541
MFS New Discovery Value Fund	602,585	93,012	816,944	810,861	28,471,481
MFS Research Fund	6,705,983	1,384,972	10,931,974	4,116,832	176,934,351
MFS Research International Fund	2,365,197	7,687,417	—	1,718,764	116,546,785
MFS Total Return Bond Fund	(202,755)	(10,624,689)	—	8,855,550	439,691,223
MFS Value Fund	5,293,354	4,849,937	4,678,029	2,855,079	174,504,079
	$37,086,656	$7,681,958	$33,504,755	$56,864,381	$2,937,705,361

4

Quarterly Report
February 28, 2018
MFS®  International Growth Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 0.9%
Rolls-Royce Holdings PLC	4,742,073	$ 54,415,404
Alcoholic Beverages – 5.7%
AmBev S.A., ADR	4,883,062	$ 32,960,668
China Resources Enterprise Ltd.	9,386,000	36,093,335
Diageo PLC	3,171,188	107,398,004
Pernod Ricard S.A.	962,962	158,161,814
		$ 334,613,821
Apparel Manufacturers – 4.8%
Burberry Group PLC	2,004,937	$ 42,189,315
Kering S.A.	219,186	103,012,995
LVMH Moet Hennessy Louis Vuitton SE	464,770	138,862,776
		$ 284,065,086
Broadcasting – 1.9%
Publicis Groupe S.A.	608,053	$ 45,925,702
WPP PLC	3,557,226	67,942,578
		$ 113,868,280
Business Services – 7.2%
Accenture PLC, “A”	1,084,950	$ 174,687,799
Brenntag AG	828,068	51,767,615
Compass Group PLC	3,390,911	72,171,377
Experian Group Ltd.	2,698,818	57,616,821
Intertek Group PLC	1,048,162	70,735,555
		$ 426,979,167
Computer Software – 4.7%
Dassault Systems S.A.	516,020	$ 66,765,225
OBIC Co. Ltd.	679,800	56,257,656
SAP AG	1,462,162	153,620,751
		$ 276,643,632
Computer Software - Systems – 3.0%
Amadeus IT Group S.A.	1,352,379	$ 99,257,546
NICE Systems Ltd., ADR (a)	800,703	77,339,903
		$ 176,597,449
Construction – 0.9%
Toto Ltd.	1,062,600	$ 55,713,383
Consumer Products – 5.0%
Kao Corp.	787,900	$ 57,555,560
L'Oréal	643,700	138,733,978
Reckitt Benckiser Group PLC	1,237,491	98,112,220
		$ 294,401,758
Containers – 0.8%
Brambles Ltd.	6,325,677	$ 46,977,336
Electrical Equipment – 4.2%
Legrand S.A.	414,792	$ 32,503,428
Mettler-Toledo International, Inc. (a)	101,714	62,678,201
Prysmian S.p.A.	1,598,149	50,309,694
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Schneider Electric S.A.	1,148,203	$ 99,451,426
		$ 244,942,749
Electronics – 3.9%
MediaTek, Inc.	2,824,000	$ 28,486,773
Mellanox Technologies Ltd. (a)	272,295	18,733,896
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,191,194	181,688,260
		$ 228,908,929
Energy - Independent – 1.1%
Caltex Australia Ltd.	1,101,973	$ 29,889,367
Oil Search Ltd.	5,780,532	33,631,717
		$ 63,521,084
Energy - Integrated – 0.8%
Suncor Energy, Inc.	1,427,203	$ 46,980,248
Food & Beverages – 5.3%
Danone S.A.	1,387,108	$ 110,669,384
Nestle S.A.	2,563,655	204,067,323
		$ 314,736,707
Food & Drug Stores – 1.2%
Sundrug Co. Ltd.	1,558,100	$ 71,705,051
Gaming & Lodging – 0.8%
Paddy Power Betfair PLC	413,569	$ 47,860,918
Insurance – 2.9%
AIA Group Ltd.	20,410,200	$ 169,474,837
Internet – 4.5%
Alibaba Group Holding Ltd., ADR (a)	822,472	$ 153,094,938
Baidu, Inc., ADR (a)	346,441	87,420,922
NAVER Corp.	35,410	26,119,528
		$ 266,635,388
Leisure & Toys – 0.4%
BANDAI NAMCO Holdings, Inc.	655,600	$ 21,154,284
Machinery & Tools – 1.6%
GEA Group AG	1,134,141	$ 53,893,255
Ritchie Bros. Auctioneers, Inc. (l)	1,173,098	38,030,608
		$ 91,923,863
Major Banks – 2.7%
HSBC Holdings PLC	6,372,684	$ 62,735,575
UBS AG	4,975,348	94,329,321
		$ 157,064,896
Medical & Health Technology & Services – 1.4%
Fresenius Medical Care AG & Co. KGaA	804,257	$ 85,461,971
Medical Equipment – 4.1%
Essilor International S.A.	688,306	$ 90,160,336
QIAGEN N.V. (a)	1,564,558	52,872,682
Terumo Corp.	1,865,400	100,879,685
		$ 243,912,703
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	8,666,000	$ 29,098,154
Network & Telecom – 0.7%
LM Ericsson Telephone Co., “B”	5,748,725	$ 38,434,538
Other Banks & Diversified Financials – 6.4%
Aeon Credit Service Co. Ltd.	2,146,600	$ 49,792,305
Credicorp Ltd.	164,551	35,617,064
DBS Group Holdings Ltd.	3,671,700	78,921,303
Element Fleet Management Corp.	2,787,820	10,580,333
Grupo Financiero Banorte S.A. de C.V.	6,963,089	41,799,256
Grupo Financiero Inbursa S.A. de C.V.	7,497,565	11,979,781
HDFC Bank Ltd.	3,624,331	105,714,510
Julius Baer Group Ltd.	659,830	42,670,574
		$ 377,075,126
Pharmaceuticals – 7.8%
Bayer AG	930,097	$ 109,066,861
Novartis AG	1,543,707	129,158,017
Novo Nordisk A.S., “B”	952,888	49,124,523
Roche Holding AG	734,779	170,372,214
		$ 457,721,615
Railroad & Shipping – 2.4%
Adani Ports and Special Economic Zone Ltd.	2,070,651	$ 12,911,732
Canadian National Railway Co.	1,668,368	129,081,632
		$ 141,993,364
Restaurants – 1.4%
Whitbread PLC	1,048,464	$ 55,856,023
Yum China Holdings, Inc.	597,664	25,890,805
		$ 81,746,828
Specialty Chemicals – 7.2%
Akzo Nobel N.V.	1,114,626	$ 107,965,160
Croda International PLC	821,587	52,022,484
L'Air Liquide S.A.	668,813	83,580,750
Linde AG (a)	392,823	88,348,657
Sika AG	4,209	34,608,875
Symrise AG	691,447	56,214,104
		$ 422,740,030
Telecommunications - Wireless – 1.0%
SoftBank Corp.	735,400	$ 60,672,607
Tobacco – 1.5%
ITC Ltd.	12,519,163	$ 50,685,366
Japan Tobacco, Inc.	1,391,300	39,648,582
		$ 90,333,948
Total Common Stocks		$5,818,375,154
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.52% (v)	80,676,539	$ 80,668,471
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.37% (j)	1,945,355	$ 1,945,355
Other Assets, Less Liabilities – (0.1)%		(4,617,865)
Net Assets – 100.0%		$5,896,371,115
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $80,668,471 and $5,820,320,509, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$1,067,827,813	$—	$1,067,827,813
United Kingdom	179,569,381	561,625,975	—	741,195,356
Switzerland	—	675,206,324	—	675,206,324
Germany	280,576,564	370,669,331	—	651,245,895
Japan	100,879,685	412,499,428	—	513,379,113
China	266,406,665	65,191,489	—	331,598,154
United States	256,099,897	—	—	256,099,897
Canada	224,672,822	—	—	224,672,822
Taiwan	181,688,260	28,486,773	—	210,175,033
Other Countries	199,696,671	947,278,076	—	1,146,974,747
Mutual Funds	82,613,826	—	—	82,613,826
Total	$1,772,203,771	$4,128,785,209	$—	$5,900,988,980
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $4,006,038,160 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,619,720	630,479,276	(593,422,457)	80,676,539
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,587)	$(1,235)	$—	$540,356	$80,668,471

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2018, are as follows:
France	18.1%
United Kingdom	12.6%
Switzerland	11.5%
Germany	11.1%
Japan	8.7%
China	5.6%
United States	5.5%
Canada	3.8%
Taiwan	3.6%
Other Countries	19.5%
6

Quarterly Report
February 28, 2018
MFS®  International Value Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 91.4%
Airlines – 0.4%
Ryanair Holdings PLC (a)	870,254	$ 105,527,000
Alcoholic Beverages – 5.8%
Diageo PLC	15,314,822	$ 518,664,080
Heineken N.V.	4,584,630	476,803,097
Pernod Ricard S.A.	4,326,237	710,563,337
		$ 1,706,030,514
Apparel Manufacturers – 0.7%
Compagnie Financiere Richemont S.A.	2,364,475	$ 208,161,814
Automotive – 0.3%
USS Co. Ltd.	4,357,900	$ 89,731,960
Brokerage & Asset Managers – 0.7%
Daiwa Securities Group, Inc.	15,115,000	$ 100,692,842
IG Group Holdings PLC	9,882,043	109,317,415
		$ 210,010,257
Business Services – 8.9%
Brenntag AG	3,507,489	$ 219,274,671
Bunzl PLC	11,133,663	299,027,388
Compass Group PLC	25,938,773	552,074,935
Experian Group Ltd.	8,765,770	187,139,629
Intertek Group PLC	2,967,774	200,281,197
Nomura Research Institute Ltd.	9,106,318	408,186,852
Rentokil Initial PLC	13,361,961	53,113,526
Secom Co. Ltd.	4,015,600	287,492,797
SGS S.A.	134,735	342,819,850
Sohgo Security Services Co. Ltd.	2,096,900	98,175,263
		$ 2,647,586,108
Chemicals – 2.9%
Givaudan S.A.	310,770	$ 708,809,615
Orica Ltd.	9,587,770	138,177,868
		$ 846,987,483
Computer Software – 5.8%
ANSYS, Inc. (a)	2,148,669	$ 343,658,120
Cadence Design Systems, Inc. (a)(h)	14,635,884	567,433,223
Check Point Software Technologies Ltd. (a)	1,431,167	148,683,939
Dassault Systems S.A.	2,839,347	367,368,784
OBIC Co. Ltd.	3,548,400	293,652,057
		$ 1,720,796,123
Computer Software - Systems – 2.2%
Amadeus IT Group S.A.	8,725,023	$ 640,371,057
Construction – 0.4%
Geberit AG	229,244	$ 103,797,673
Consumer Products – 9.4%
Colgate-Palmolive Co.	8,952,653	$ 617,464,477
Kao Corp.	9,326,400	681,287,185
Kobayashi Pharmaceutical Co. Ltd. (h)	4,512,200	292,599,007
KOSE Corp.	501,200	93,713,179
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
L'Oréal	1,337,780	$ 288,326,148
Reckitt Benckiser Group PLC	8,162,289	647,132,218
ROHTO Pharmaceutical Co. Ltd.	5,656,500	156,963,976
		$ 2,777,486,190
Containers – 0.9%
Brambles Ltd.	35,316,951	$ 262,279,639
Electrical Equipment – 5.6%
IMI PLC (h)	19,439,564	$ 326,165,763
Legrand S.A.	4,842,479	379,460,465
OMRON Corp.	4,378,700	257,484,403
Schneider Electric S.A. (a)	4,310,664	373,367,498
Spectris PLC (h)	6,039,759	225,712,290
Yokogawa Electric Corp.	5,552,300	112,178,948
		$ 1,674,369,367
Electronics – 9.0%
Analog Devices, Inc.	3,617,549	$ 326,122,042
Halma PLC	16,426,129	271,316,323
Hirose Electric Co. Ltd.	1,885,335	279,204,161
Infineon Technologies AG	15,252,553	414,698,128
NVIDIA Corp.	355,362	85,997,604
Samsung Electronics Co. Ltd.	50,087	108,554,539
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,789,092	771,157,138
Texas Instruments, Inc.	3,718,430	402,891,891
		$ 2,659,941,826
Energy - Independent – 0.4%
INPEX Corp.	8,681,800	$ 103,742,892
Engineering - Construction – 0.2%
Wartsila Corp.	1,003,402	$ 70,448,103
Food & Beverages – 9.4%
Danone S.A.	8,830,023	$ 704,496,841
ITO EN Ltd. (h)	6,648,600	278,056,358
Kerry Group PLC	3,025,285	302,465,017
Nestle S.A.	14,425,616	1,148,281,203
Nissan Foods Holdings Co. Ltd.	1,120,800	76,500,006
Toyo Suisan Kaisha Ltd. (h)	7,274,100	284,241,275
		$ 2,794,040,700
Insurance – 1.8%
Fairfax Financial Holdings Ltd.	528,176	$ 258,144,374
Hiscox Ltd.	8,374,448	159,699,879
Jardine Lloyd Thompson Group PLC	6,843,361	124,283,274
		$ 542,127,527
Leisure & Toys – 0.1%
Yamaha Corp.	963,700	$ 42,584,131
Machinery & Tools – 3.8%
GEA Group AG	6,530,132	$ 310,305,392
Glory Ltd.	1,043,300	39,211,486
Misumi Group, Inc.	4,605,100	132,060,374
Nordson Corp.	1,974,855	264,768,810
Schindler Holding AG	510,351	119,554,522
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Spirax Sarco Engineering PLC	3,414,425	$ 267,698,836
		$ 1,133,599,420
Major Banks – 2.9%
Bank of Ireland Group PLC (a)	3,089,417	$ 29,021,988
Sumitomo Mitsui Financial Group, Inc.	4,644,200	201,360,702
Svenska Handelsbanken AB, “A”	22,673,117	311,077,324
UBS AG	17,426,192	330,389,123
		$ 871,849,137
Medical Equipment – 2.3%
Dentsply Sirona, Inc.	3,194,375	$ 179,076,662
Nihon Kohden Corp. (h)	8,370,900	236,153,606
Terumo Corp.	4,881,300	263,977,703
		$ 679,207,971
Oil Services – 0.4%
Core Laboratories N.V.	1,229,673	$ 126,607,132
Other Banks & Diversified Financials – 3.1%
Chiba Bank Ltd.	11,403,000	$ 93,803,206
DnB NOR A.S.A.	7,899,024	155,058,406
Hachijuni Bank Ltd.	11,186,700	67,319,000
ING Groep N.V.	12,618,508	221,220,285
Julius Baer Group Ltd.	1,636,275	105,816,336
Jyske Bank A.S.	1,420,192	83,666,444
Mebuki Financial Group, Inc.	18,838,670	75,501,232
North Pacific Bank Ltd.	16,768,700	58,038,489
Sydbank A.S.	1,883,144	73,583,545
		$ 934,006,943
Pharmaceuticals – 2.7%
Bayer AG	2,154,099	$ 252,598,188
Roche Holding AG	1,048,008	243,000,199
Santen Pharmaceutical Co. Ltd.	19,575,300	312,702,533
		$ 808,300,920
Printing & Publishing – 0.6%
RELX N.V.	9,364,458	$ 191,809,867
Real Estate – 4.3%
Deutsche Wohnen SE	11,587,568	$ 479,498,252
LEG Immobilien AG	1,704,157	177,550,054
TAG Immobilien AG	6,518,990	123,751,311
Vonovia SE	10,983,640	501,019,552
		$ 1,281,819,169
Specialty Chemicals – 1.7%
Croda International PLC	1,066,065	$ 67,502,710
Sika AG	8,250	67,836,355
Symrise AG	4,590,127	373,173,760
		$ 508,512,825
Specialty Stores – 0.1%
Esprit Holdings Ltd. (a)	92,467,621	$ 36,280,216
Telecommunications - Wireless – 1.4%
KDDI Corp.	16,824,100	$ 413,282,340
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 2.5%
British American Tobacco PLC	7,324,937	$ 430,217,190
Japan Tobacco, Inc.	11,049,700	314,888,907
		$ 745,106,097
Trucking – 0.7%
Yamato Holdings Co. Ltd.	8,298,500	$ 206,869,400
Total Common Stocks		$27,143,271,801
Preferred Stocks – 2.2%
Consumer Products – 2.2%
Henkel AG & Co. KGaA	4,947,775	$ 659,161,764
Investment Companies (h) – 6.2%
Money Market Funds – 6.2%
MFS Institutional Money Market Portfolio, 1.52% (v)	1,829,237,718	$ 1,829,054,795
Other Assets, Less Liabilities – 0.2%		54,613,771
Net Assets – 100.0%		$29,686,102,131
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,039,416,317 and $25,592,072,043, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen

Derivative Contracts at 2/28/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	498,479,289	JPY	52,776,245,500	State Street Bank and Trust Company	8/23/2018	$(2,295,539)
USD	206,064,416	JPY	21,814,954,000	BNP Paribas S.A.	8/23/2018	(929,844)
USD	498,082,233	JPY	52,776,245,500	Deutsche Bank AG	8/23/2018	(2,692,596)
						$(5,917,979)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
5

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$500,131,309	$5,851,524,962	$—	$6,351,656,271
United Kingdom	1,070,739,015	3,368,607,638	—	4,439,346,653
Germany	434,056,703	3,076,974,369	—	3,511,031,072
Switzerland	—	3,378,466,689	—	3,378,466,689
United States	2,914,019,961	—	—	2,914,019,961
France	—	2,823,583,073	—	2,823,583,073
Netherlands	—	889,833,250	—	889,833,250
Taiwan	771,157,138	—	—	771,157,138
Spain	—	640,371,057	—	640,371,057
Other Countries	843,842,318	1,239,126,083	—	2,082,968,401
Mutual Funds	1,829,054,795	—	—	1,829,054,795
Total	$8,363,001,239	$21,268,487,121	$—	$29,631,488,360
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Liabilities	$—	$(5,917,979)	$—	$(5,917,979)
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 2 investments presented above, equity investments amounting to $20,638,092,106 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Cadence Design Systems, Inc.	13,862,367	773,517	—	14,635,884
Esprit Holdings Ltd.*	104,205,821	—	(11,738,200)	92,467,621
IMI PLC	19,439,564	—	—	19,439,564
ITO EN Ltd.	5,661,300	987,300	—	6,648,600
Kobayashi Pharmaceutical Co. Ltd.	4,512,200	—	—	4,512,200
MFS Institutional Money Market Portfolio	1,155,695,971	2,479,631,038	(1,806,089,291)	1,829,237,718
Nihon Kohden Corp.	8,370,900	—	—	8,370,900
Spectris PLC	5,188,925	850,834	—	6,039,759
Toyo Suisan Kaisha Ltd.	5,704,200	1,569,900	—	7,274,100
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
Cadence Design Systems, Inc.	$—	$50,201,836	$—	$—	$567,433,223
Esprit Holdings Ltd.*	(6,291,208)	(2,035,178)	—	—	—
IMI PLC	—	12,077,416	—	3,585,508	326,165,763
ITO EN Ltd.	—	8,170,851	—	1,054,563	278,056,358
Kobayashi Pharmaceutical Co. Ltd.	—	26,552,361	—	2,320,704	292,599,007
MFS Institutional Money Market Portfolio	(79,529)	(83,308)	—	14,378,763	1,829,054,795
Nihon Kohden Corp.	—	49,386,167	—	1,261,740	236,153,606
Spectris PLC	—	19,711,812	—	1,298,031	225,712,290
6

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
Toyo Suisan Kaisha Ltd.	$—	$1,640,399	$—	$1,808,858	$284,241,275
	$(6,370,737)	$165,622,356	$—	$25,708,167	$4,039,416,317

* No longer considered an affiliated issuer as of period end.
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2018, are as follows:
Japan	21.4%
United States	16.2%
United Kingdom	15.0%
Germany	11.8%
Switzerland	11.4%
France	9.5%
Netherlands	3.0%
Taiwan	2.6%
Spain	2.2%
Other Countries	6.9%
7

Quarterly Report
February 28, 2018
MFS®  Emerging Markets
Equity Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Airlines – 1.0%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	79,846	$ 14,155,099
Alcoholic Beverages – 2.7%
AmBev S.A., ADR	2,469,595	$ 16,669,766
China Resources Enterprise Ltd.	6,030,000	23,188,026
		$ 39,857,792
Apparel Manufacturers – 0.5%
Stella International Holdings	5,753,000	$ 8,061,368
Automotive – 1.2%
Kia Motors Corp.	241,054	$ 7,622,904
Mahindra & Mahindra Ltd.	958,728	10,678,196
		$ 18,301,100
Business Services – 1.9%
Cognizant Technology Solutions Corp., “A”	343,504	$ 28,174,198
Cable TV – 1.9%
Naspers Ltd.	100,277	$ 27,542,136
Computer Software - Systems – 1.9%
EPAM Systems, Inc. (a)	126,241	$ 14,280,382
Globant S.A. (a)	171,622	8,938,074
Linx S.A.	771,500	4,509,861
		$ 27,728,317
Construction – 1.7%
PT Indocement Tunggal Prakarsa Tbk	7,603,300	$ 12,112,446
Techtronic Industries Co. Ltd.	2,059,500	12,766,882
		$ 24,879,328
Consumer Products – 0.8%
Dabur India Ltd.	2,400,317	$ 11,922,267
Consumer Services – 6.5%
51job, Inc., ADR (a)	208,336	$ 13,639,758
China Maple Leaf Educational Systems	9,121,000	11,528,465
Ctrip.com International Ltd., ADR (a)	569,381	26,180,138
Kroton Educacional S.A.	2,934,000	14,006,283
MakeMyTrip Ltd. (a)(l)	485,698	15,178,063
SEEK Ltd.	1,033,043	16,100,205
		$ 96,632,912
Containers – 0.5%
Lock & Lock Co. Ltd.	337,158	$ 7,178,316
Electrical Equipment – 1.7%
Bharat Heavy Electricals Ltd.	5,603,503	$ 7,651,314
LS Industrial Systems Co. Ltd.	345,672	17,527,080
		$ 25,178,394
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.6%
Samsung Electronics Co. Ltd.	30,246	$ 65,552,750
Silicon Motion Technology Corp., ADR	390,700	18,312,109
Taiwan Semiconductor Manufacturing Co. Ltd.	8,787,695	72,170,437
		$ 156,035,296
Energy - Independent – 1.2%
Gran Tierra Energy, Inc. (a)	3,266,584	$ 8,146,095
Ultrapar Participacoes S.A.	429,940	9,976,186
		$ 18,122,281
Energy - Integrated – 2.8%
LUKOIL PJSC, ADR	531,440	$ 35,584,168
YPF S.A., ADR	269,167	6,220,449
		$ 41,804,617
Food & Beverages – 5.2%
AVI Ltd.	2,728,327	$ 28,107,407
BRF S.A. (a)	1,141,610	10,519,871
Orion Corp.	159,953	15,912,105
Tingyi (Cayman Islands) Holding Corp.	11,064,000	23,052,953
		$ 77,592,336
Food & Drug Stores – 2.0%
Clicks Group Ltd.	697,754	$ 9,951,323
Dairy Farm International Holdings Ltd.	1,365,300	11,516,918
Eurocash S.A.	1,290,639	7,842,930
		$ 29,311,171
Forest & Paper Products – 1.4%
Fibria Celulose S.A.	800,107	$ 15,196,834
Suzano Papel e Celulose	804,900	5,391,781
		$ 20,588,615
Furniture & Appliances – 1.4%
Coway Co. Ltd.	251,242	$ 19,962,062
Gaming & Lodging – 1.0%
Genting Berhad	6,665,000	$ 15,058,782
General Merchandise – 0.4%
S.A.C.I. Falabella	643,839	$ 6,513,280
Insurance – 2.3%
AIA Group Ltd.	3,181,000	$ 26,413,237
Samsung Fire & Marine Insurance Co. Ltd.	26,146	6,938,029
		$ 33,351,266
Internet – 11.5%
Alibaba Group Holding Ltd., ADR (a)	387,163	$ 72,066,521
Baidu, Inc., ADR (a)	176,036	44,420,924
NAVER Corp.	13,813	10,188,902
Tencent Holdings Ltd.	786,700	43,145,591
		$ 169,821,938
Major Banks – 3.6%
China Construction Bank	33,196,490	$ 34,140,833
Industrial & Commercial Bank of China, “H”	23,037,000	19,665,507
		$ 53,806,340
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 1.5%
Vale S.A., ADR	1,646,445	$ 22,605,690
Network & Telecom – 1.3%
VTech Holdings Ltd.	1,401,200	$ 19,262,710
Oil Services – 0.5%
Lamprell PLC (a)	6,620,401	$ 6,808,384
Other Banks & Diversified Financials – 17.2%
Banco Bradesco S.A., ADR	2,866,821	$ 34,229,843
Barclays Africa Group Ltd.	864,221	14,410,661
Credicorp Ltd.	37,953	8,214,927
E.Sun Financial Holding Co. Ltd.	23,782,631	15,602,726
Grupo Financiero Banorte S.A. de C.V.	1,697,675	10,191,102
Grupo Financiero Inbursa S.A. de C.V.	9,893,842	15,808,607
Housing Development Finance Corp. Ltd.	1,442,003	39,419,855
Kasikornbank Co. Ltd.	2,601,100	19,164,365
Komercni Banka A.S.	145,174	6,434,508
Metropolitan Bank & Trust Co.	9,718,730	18,259,941
PT Bank Central Asia Tbk	5,432,900	9,126,548
Public Bank Berhad	2,457,751	14,386,178
Sberbank of Russia	3,818,144	18,450,639
Shriram Transport Finance Co. Ltd.	837,214	17,033,148
Turkiye Sinai Kalkinma Bankasi A.S.	16,588,283	7,350,374
Union National Bank	6,626,830	6,964,405
		$ 255,047,827
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	8,818,604	$ 9,538,734
Railroad & Shipping – 0.3%
GMexico Transportes S.A.B. de C.V	2,943,700	$ 4,820,631
Real Estate – 1.6%
Aldar Properties PJSC	9,717,247	$ 5,707,741
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	4,976,310	2,771,854
Hang Lung Properties Ltd.	6,554,000	15,552,420
		$ 24,032,015
Restaurants – 3.1%
Jollibee Foods Corp.	1,180,530	$ 6,764,020
Yum China Holdings, Inc.	903,667	39,146,854
		$ 45,910,874
Specialty Chemicals – 1.5%
Astra Argo Lestari	7,068,200	$ 7,392,648
PTT Global Chemical PLC	4,454,000	14,082,813
		$ 21,475,461
Specialty Stores – 2.1%
Dufry AG (a)	133,555	$ 19,142,614
JD.com, Inc., ADR (a)	264,796	12,485,132
		$ 31,627,746
Telecommunications - Wireless – 0.8%
Mobile TeleSystems PJSC, ADR	937,522	$ 11,212,763
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.5%
PT XL Axiata Tbk (a)	31,350,750	$ 6,705,974
Tobacco – 0.5%
PT Hanjaya Mandala Sampoerna Tbk	23,027,800	$ 8,045,658
Trucking – 0.5%
Emergent Capital, Inc.	362,504	$ 7,660,995
Utilities - Electric Power – 0.8%
CESC Ltd.	709,779	$ 11,027,127
Total Common Stocks		$1,457,361,800
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.52% (v)	19,609,646	$ 19,607,685
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.37% (j)	2,734,574	$ 2,734,574
Other Assets, Less Liabilities – (0.0)%		(48,924)
Net Assets – 100.0%		$1,479,655,135
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,607,685 and $1,460,096,374, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$207,939,327	$154,721,375	$—	$362,660,702
South Korea	—	150,882,147	—	150,882,147
Brazil	133,106,116	—	—	133,106,116
India	15,178,063	97,731,906	—	112,909,969
Taiwan	18,312,109	87,773,163	—	106,085,272
Hong Kong	—	93,573,535	—	93,573,535
South Africa	28,107,407	59,565,115	—	87,672,522
Russia	11,212,763	54,034,807	—	65,247,570
Mexico	57,286,027	—	—	57,286,027
Other Countries	134,342,937	153,595,003	—	287,937,940
Mutual Funds	22,342,259	—	—	22,342,259
Total	$627,827,008	$851,877,051	$—	$1,479,704,059
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $762,078,758 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,889,594	237,160,889	(237,440,837)	19,609,646
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,916)	$(1,501)	$—	$203,528	$19,607,685

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2018, are as follows:
China	24.6%
South Korea	10.2%
Brazil	9.0%
India	7.6%
Taiwan	7.2%
Hong Kong	6.3%
South Africa	5.9%
United States	4.7%
Russia	4.4%
Other Countries	20.1%
6

Quarterly Report
February 28, 2018
MFS®  Growth Allocation Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.9%
MFS Emerging Markets Debt Fund - Class R6	10,144,767	$ 149,635,316
MFS Emerging Markets Debt Local Currency Fund - Class R6	13,715,096	101,354,562
MFS Global Bond Fund - Class R6	11,201,242	100,475,144
MFS High Income Fund - Class R6	73,981,657	250,797,815
MFS Inflation-Adjusted Bond Fund - Class R6	24,487,928	248,307,593
MFS Total Return Bond Fund - Class R6	14,167,662	148,477,093
		$ 999,047,523
International Stock Funds – 20.0%
MFS Emerging Markets Equity Fund - Class R6	1,324,560	$ 50,399,508
MFS International Growth Fund - Class R6	7,464,645	251,259,935
MFS International New Discovery Fund - Class R6	2,795,899	100,848,078
MFS International Value Fund - Class R6	5,847,226	249,618,097
MFS Research International Fund - Class R6	18,304,643	351,449,139
		$ 1,003,574,757
Specialty Funds – 7.8%
MFS Absolute Return Fund - Class R6	5,244,803	$ 49,720,731
MFS Commodity Strategy Fund - Class R6 (v)	33,950,124	201,324,237
MFS Global Real Estate Fund - Class R6	9,788,921	143,505,582
		$ 394,550,550
U.S. Stock Funds – 52.1%
MFS Growth Fund - Class R6	5,480,668	$ 561,987,721
MFS Mid Cap Growth Fund - Class R6	25,798,572	456,376,737
MFS Mid Cap Value Fund - Class R6	19,196,637	447,857,549
MFS New Discovery Fund - Class R6	3,277,792	101,775,458
MFS New Discovery Value Fund - Class R6	6,443,664	96,783,828
MFS Research Fund - Class R6	9,389,626	404,411,191
MFS Value Fund - Class R6	13,612,611	550,902,364
		$ 2,620,094,848
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.52% (v)	11,346,396	$ 11,345,261
Total Investment Companies		$5,028,612,939
Other Assets, Less Liabilities – (0.0)%		(336,037)
Net Assets – 100.0%		$5,028,276,902
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $5,028,612,939.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,028,612,939	$—	$—	$5,028,612,939
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,213,504	156,866	(125,567)	5,244,803
MFS Commodity Strategy Fund	33,359,387	1,954,035	(1,363,298)	33,950,124
MFS Emerging Markets Debt Fund	10,054,591	423,231	(333,055)	10,144,767
MFS Emerging Markets Debt Local Currency Fund	14,298,358	703,521	(1,286,783)	13,715,096
MFS Emerging Markets Equity Fund	1,592,705	5,942	(274,087)	1,324,560
MFS Global Bond Fund	11,482,102	298,384	(579,244)	11,201,242
MFS Global Real Estate Fund	9,674,162	497,079	(382,320)	9,788,921
MFS Growth Fund	6,436,608	142,866	(1,098,806)	5,480,668
MFS High Income Fund	72,525,766	3,611,907	(2,156,016)	73,981,657
MFS Inflation-Adjusted Bond Fund	23,752,635	892,215	(156,922)	24,487,928
MFS Institutional Money Market Portfolio	7,939,564	101,186,748	(97,779,916)	11,346,396
MFS International Growth Fund	8,303,706	201,283	(1,040,344)	7,464,645
MFS International New Discovery Fund	3,136,049	80,874	(421,024)	2,795,899
MFS International Value Fund	6,296,981	169,060	(618,815)	5,847,226
MFS Mid Cap Growth Fund	27,853,381	2,091,613	(4,146,422)	25,798,572
MFS Mid Cap Value Fund	19,932,857	774,697	(1,510,917)	19,196,637
MFS New Discovery Fund	3,506,114	296,922	(525,244)	3,277,792
MFS New Discovery Value Fund	6,661,221	414,233	(631,790)	6,443,664
MFS Research Fund	9,865,286	815,774	(1,291,434)	9,389,626
MFS Research International Fund	20,408,748	277,500	(2,381,605)	18,304,643
MFS Total Return Bond Fund	13,965,104	460,667	(258,109)	14,167,662
MFS Value Fund	14,538,862	617,042	(1,543,293)	13,612,611
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(52,051)	$(459,117)	$—	$561,227	$49,720,731
MFS Commodity Strategy Fund	(5,474,256)	13,373,715	—	6,269,146	201,324,237
MFS Emerging Markets Debt Fund	(76,345)	(2,361,867)	—	5,303,859	149,635,316
MFS Emerging Markets Debt Local Currency Fund	(1,064,948)	5,784,403	—	3,722,564	101,354,562
MFS Emerging Markets Equity Fund	1,261,813	7,609,828	—	177,467	50,399,508
MFS Global Bond Fund	(911,901)	3,093,141	—	1,289,398	100,475,144
MFS Global Real Estate Fund	213,677	(5,990,003)	1,914,336	4,432,220	143,505,582
MFS Growth Fund	43,663,152	42,034,769	13,625,674	—	561,987,721
MFS High Income Fund	(347,468)	(5,532,936)	—	9,628,286	250,797,815
MFS Inflation-Adjusted Bond Fund	(149,951)	(6,878,401)	—	4,830,435	248,307,593
MFS Institutional Money Market Portfolio	17	(781)	—	94,415	11,345,261
MFS International Growth Fund	5,332,667	14,543,309	2,781,052	3,802,681	251,259,935
MFS International New Discovery Fund	2,345,575	7,428,905	1,325,294	1,475,961	100,848,078
MFS International Value Fund	5,053,328	5,017,973	2,579,757	4,551,003	249,618,097
MFS Mid Cap Growth Fund	14,685,256	14,975,451	26,201,177	8,827,870	456,376,737
MFS Mid Cap Value Fund	5,516,577	10,366,755	9,747,878	6,717,007	447,857,549
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS New Discovery Fund	$2,104,732	$5,494,724	$6,125,844	$2,655,241	$101,775,458
MFS New Discovery Value Fund	1,389,204	927,068	2,795,098	2,773,388	96,783,828
MFS Research Fund	8,043,584	10,333,898	24,904,638	9,378,745	404,411,191
MFS Research International Fund	4,273,379	25,696,640	—	5,155,779	351,449,139
MFS Total Return Bond Fund	(69,609)	(3,592,808)	—	3,004,412	148,477,093
MFS Value Fund	9,391,906	21,922,365	14,613,424	8,943,789	550,902,364
	$95,128,338	$163,787,031	$106,614,172	$93,594,893	$5,028,612,939

4

Quarterly Report
February 28, 2018
MFS®  Moderate Allocation Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 40.0%
MFS Emerging Markets Debt Fund - Class R6	11,738,118	$ 173,137,249
MFS Emerging Markets Debt Local Currency Fund - Class R6	15,804,589	116,795,909
MFS Global Bond Fund - Class R6	32,359,340	290,263,278
MFS Government Securities Fund - Class R6	60,216,707	574,467,388
MFS High Income Fund - Class R6	85,537,798	289,973,135
MFS Inflation-Adjusted Bond Fund - Class R6	39,814,117	403,715,146
MFS Total Return Bond Fund - Class R6	43,918,444	460,265,293
		$ 2,308,617,398
International Stock Funds – 12.9%
MFS International Growth Fund - Class R6	5,134,946	$ 172,842,286
MFS International New Discovery Fund - Class R6	1,606,575	57,949,154
MFS International Value Fund - Class R6	4,019,197	171,579,542
MFS Research International Fund - Class R6	17,983,164	345,276,742
		$ 747,647,724
Specialty Funds – 5.9%
MFS Absolute Return Fund - Class R6	6,090,809	$ 57,740,866
MFS Commodity Strategy Fund - Class R6 (v)	29,260,057	173,512,139
MFS Global Real Estate Fund - Class R6	7,571,398	110,996,698
		$ 342,249,703
U.S. Stock Funds – 41.1%
MFS Growth Fund - Class R6	4,601,612	$ 471,849,278
MFS Mid Cap Growth Fund - Class R6	23,111,990	408,851,098
MFS Mid Cap Value Fund - Class R6	17,117,699	399,355,922
MFS New Discovery Fund - Class R6	2,830,236	87,878,835
MFS New Discovery Value Fund - Class R6	5,571,536	83,684,469
MFS Research Fund - Class R6	10,802,009	465,242,556
MFS Value Fund - Class R6	11,344,805	459,124,246
		$ 2,375,986,404
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.52% (v)	2,442,501	$ 2,442,257
Total Investment Companies		$5,776,943,486
Other Assets, Less Liabilities – 0.0%		335,586
Net Assets – 100.0%		$5,777,279,072
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $5,776,943,486.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,776,943,486	$—	$—	$5,776,943,486
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,117,056	171,617	(197,864)	6,090,809
MFS Commodity Strategy Fund	29,520,904	1,555,802	(1,816,649)	29,260,057
MFS Emerging Markets Debt Fund	11,792,005	471,916	(525,803)	11,738,118
MFS Emerging Markets Debt Local Currency Fund	16,739,266	788,731	(1,723,408)	15,804,589
MFS Global Bond Fund	33,648,324	754,325	(2,043,309)	32,359,340
MFS Global Real Estate Fund	7,579,515	401,106	(409,223)	7,571,398
MFS Government Securities Fund	59,206,467	2,107,398	(1,097,158)	60,216,707
MFS Growth Fund	5,421,964	121,702	(942,054)	4,601,612
MFS High Income Fund	85,028,323	3,700,392	(3,190,917)	85,537,798
MFS Inflation-Adjusted Bond Fund	39,061,305	1,349,436	(596,624)	39,814,117
MFS Institutional Money Market Portfolio	1,054	96,310,951	(93,869,504)	2,442,501
MFS International Growth Fund	5,759,174	139,145	(763,373)	5,134,946
MFS International New Discovery Fund	1,817,551	46,725	(257,701)	1,606,575
MFS International Value Fund	4,368,877	120,009	(469,689)	4,019,197
MFS Mid Cap Growth Fund	25,094,907	1,894,886	(3,877,803)	23,111,990
MFS Mid Cap Value Fund	18,142,807	682,050	(1,707,158)	17,117,699
MFS New Discovery Fund	3,061,031	262,645	(493,440)	2,830,236
MFS New Discovery Value Fund	5,853,428	366,051	(647,943)	5,571,536
MFS Research Fund	11,473,003	945,620	(1,616,614)	10,802,009
MFS Research International Fund	20,244,725	281,910	(2,543,471)	17,983,164
MFS Total Return Bond Fund	43,728,904	1,350,302	(1,160,762)	43,918,444
MFS Value Fund	12,333,618	513,360	(1,502,173)	11,344,805
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(86,578)	$(506,501)	$—	$653,136	$57,740,866
MFS Commodity Strategy Fund	(7,288,791)	14,269,404	—	5,452,551	173,512,139
MFS Emerging Markets Debt Fund	(116,301)	(2,700,697)	—	6,169,176	173,137,249
MFS Emerging Markets Debt Local Currency Fund	(1,417,990)	6,922,543	—	4,317,840	116,795,909
MFS Global Bond Fund	(3,097,144)	9,436,904	—	3,747,767	290,263,278
MFS Global Real Estate Fund	272,395	(4,674,834)	1,476,569	3,418,666	110,996,698
MFS Government Securities Fund	(726,114)	(19,504,614)	—	11,784,843	574,467,388
MFS Growth Fund	37,155,358	35,100,743	11,453,705	—	471,849,278
MFS High Income Fund	(547,859)	(6,272,159)	—	11,193,567	289,973,135
MFS Inflation-Adjusted Bond Fund	(542,692)	(10,903,999)	—	7,878,180	403,715,146
MFS Institutional Money Market Portfolio	(343)	52	—	21,868	2,442,257
MFS International Growth Fund	4,256,091	9,651,158	1,930,687	2,639,930	172,842,286
MFS International New Discovery Fund	1,612,781	4,078,648	766,091	853,185	57,949,154
MFS International Value Fund	3,864,243	3,247,586	1,791,739	3,160,844	171,579,542
MFS Mid Cap Growth Fund	15,649,276	11,248,089	23,563,921	7,939,309	408,851,098
MFS Mid Cap Value Fund	6,085,105	8,526,954	8,782,562	6,051,832	399,355,922
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS New Discovery Fund	$2,019,108	$4,622,089	$5,319,568	$2,305,761	$87,878,835
MFS New Discovery Value Fund	1,451,770	631,858	2,431,381	2,412,120	83,684,469
MFS Research Fund	10,506,096	10,955,736	28,836,069	10,859,268	465,242,556
MFS Research International Fund	5,550,388	24,373,033	—	5,107,759	345,276,742
MFS Total Return Bond Fund	(387,202)	(10,962,432)	—	9,334,317	460,265,293
MFS Value Fund	9,632,854	17,026,092	12,327,108	7,548,026	459,124,246
	$83,844,451	$104,565,653	$98,679,400	$112,849,945	$5,776,943,486

4

Quarterly Report
February 28, 2018
MFS®  Blended Research®
Growth Equity Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 4.2%
Boeing Co.	14,222	$ 5,151,351
Northrop Grumman Corp.	1,575	551,313
Textron, Inc.	30,463	1,823,210
		$ 7,525,874
Airlines – 1.1%
Copa Holdings S.A., “A”	7,221	$ 981,839
Delta Air Lines, Inc.	17,989	969,607
		$ 1,951,446
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	4,990	$ 1,075,245
Automotive – 0.1%
Lear Corp.	740	$ 138,062
Biotechnology – 3.6%
Amgen, Inc.	6,867	$ 1,261,948
Biogen, Inc. (a)	9,029	2,609,291
Celgene Corp. (a)	22,799	1,986,249
Vertex Pharmaceuticals, Inc. (a)	4,135	686,534
		$ 6,544,022
Broadcasting – 0.4%
Netflix, Inc. (a)	2,349	$ 684,452
Brokerage & Asset Managers – 0.7%
Affiliated Managers Group, Inc.	6,409	$ 1,213,608
Business Services – 7.2%
Accenture PLC, “A”	3,803	$ 612,321
Cognizant Technology Solutions Corp., “A”	32,110	2,633,662
DXC Technology Co.	24,146	2,475,931
Fidelity National Information Services, Inc.	12,298	1,195,119
First Data Corp. (a)	96,397	1,505,721
Global Payments, Inc.	18,607	2,109,848
Total System Services, Inc.	28,445	2,501,738
		$ 13,034,340
Cable TV – 2.1%
Comcast Corp., “A”	102,735	$ 3,720,034
Chemicals – 1.9%
CF Industries Holdings, Inc.	45,512	$ 1,876,915
FMC Corp.	13,551	1,063,483
Huntsman Corp.	9,026	291,269
Monsanto Co.	1,909	235,513
		$ 3,467,180
Computer Software – 9.2%
Adobe Systems, Inc. (a)	17,679	$ 3,697,209
Intuit, Inc.	16,923	2,823,772
Microsoft Corp.	102,209	9,584,138
VeriSign, Inc. (a)	4,797	556,548
		$ 16,661,667
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 6.7%
Apple, Inc.	59,094	$ 10,525,823
Western Digital Corp.	18,496	1,609,892
		$ 12,135,715
Construction – 0.5%
Owens Corning	10,305	$ 837,797
Consumer Services – 1.7%
Bookings Holdings, Inc. (a)	1,514	$ 3,079,537
Containers – 0.8%
Berry Global Group, Inc. (a)	9,016	$ 490,470
Sealed Air Corp.	22,012	932,649
		$ 1,423,119
Electronics – 4.1%
Applied Materials, Inc.	44,598	$ 2,568,399
NVIDIA Corp.	15,279	3,697,518
Texas Instruments, Inc.	10,491	1,136,700
		$ 7,402,617
Food & Beverages – 4.1%
Archer Daniels Midland Co.	13,557	$ 562,887
General Mills, Inc.	22,114	1,117,863
PepsiCo, Inc.	33,356	3,660,154
Tyson Foods, Inc., “A”	27,288	2,029,681
		$ 7,370,585
Gaming & Lodging – 2.5%
Marriott International, Inc., “A”	19,278	$ 2,722,246
Norwegian Cruise Line Holdings Ltd. (a)	7,968	453,379
Royal Caribbean Cruises Ltd.	9,998	1,265,747
		$ 4,441,372
Health Maintenance Organizations – 2.1%
Centene Corp. (a)	9,684	$ 982,151
Molina Healthcare, Inc. (a)	5,724	413,845
UnitedHealth Group, Inc.	4,416	998,723
WellCare Health Plans, Inc. (a)	7,413	1,437,455
		$ 3,832,174
Insurance – 1.4%
MetLife, Inc.	28,701	$ 1,325,699
Prudential Financial, Inc.	12,318	1,309,650
		$ 2,635,349
Internet – 9.6%
Alphabet, Inc., “A” (a)	4,160	$ 4,592,307
Alphabet, Inc., “C” (a)	4,884	5,395,501
Facebook, Inc., “A” (a)	41,326	7,369,253
		$ 17,357,061
Leisure & Toys – 2.2%
Electronic Arts, Inc. (a)	14,174	$ 1,753,324
Take-Two Interactive Software, Inc. (a)	20,148	2,253,957
		$ 4,007,281
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 4.3%
Allison Transmission Holdings, Inc.	24,683	$ 978,187
Illinois Tool Works, Inc.	2,778	448,481
Ingersoll-Rand Co. Ltd., “A”	19,609	1,741,279
Roper Technologies, Inc.	7,735	2,127,821
United Rentals, Inc. (a)	14,311	2,505,713
		$ 7,801,481
Medical & Health Technology & Services – 1.6%
Express Scripts Holding Co. (a)	4,453	$ 335,979
HCA Healthcare, Inc.	13,501	1,339,974
McKesson Corp.	8,010	1,195,332
		$ 2,871,285
Medical Equipment – 3.2%
Align Technology, Inc. (a)	5,144	$ 1,350,403
Edwards Lifesciences Corp. (a)	18,882	2,523,957
Medtronic PLC	15,441	1,233,581
Thermo Fisher Scientific, Inc.	3,245	676,842
		$ 5,784,783
Network & Telecom – 1.1%
Cisco Systems, Inc.	44,284	$ 1,983,038
Other Banks & Diversified Financials – 2.6%
Discover Financial Services	26,563	$ 2,093,961
Synchrony Financial	36,678	1,334,713
Visa, Inc., “A”	9,753	1,199,034
		$ 4,627,708
Pharmaceuticals – 1.9%
Bristol-Myers Squibb Co.	11,418	$ 755,872
Eli Lilly & Co.	35,971	2,770,486
		$ 3,526,358
Railroad & Shipping – 1.9%
Kansas City Southern Co.	2,906	$ 299,434
Union Pacific Corp.	24,521	3,193,860
		$ 3,493,294
Restaurants – 1.6%
Domino's Pizza, Inc.	1,267	$ 281,793
Starbucks Corp.	47,097	2,689,239
		$ 2,971,032
Specialty Chemicals – 0.6%
Univar, Inc. (a)	37,112	$ 1,069,197
Specialty Stores – 9.7%
Amazon.com, Inc. (a)	4,669	$ 7,061,629
Best Buy Co., Inc.	23,509	1,702,992
Costco Wholesale Corp.	14,939	2,851,855
Home Depot, Inc.	6,174	1,125,335
Michaels Co., Inc. (a)	70,588	1,624,230
Ross Stores, Inc.	25,966	2,027,685
TJX Cos., Inc.	13,994	1,157,024
		$ 17,550,750
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	9,022	$ 1,257,035
SBA Communications Corp., REIT (a)	12,443	1,956,911
		$ 3,213,946
Tobacco – 2.0%
Altria Group, Inc.	32,508	$ 2,046,378
Philip Morris International, Inc.	15,058	1,559,256
		$ 3,605,634
Utilities - Electric Power – 0.5%
AES Corp.	78,720	$ 855,686
Total Common Stocks		$179,892,729
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 1.52% (v)	2,796,053	$ 2,795,773
Other Assets, Less Liabilities – (1.2)%		(2,093,348)
Net Assets – 100.0%		$180,595,154
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,795,773 and $179,892,729, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$179,892,729	$—	$—	$179,892,729
Mutual Funds	2,795,773	—	—	2,795,773
Total	$182,688,502	$—	$—	$182,688,502
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,184,572	70,803,129	(69,191,648)	2,796,053
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(15)	$(48)	$—	$14,765	$2,795,773

6

Quarterly Report
February 28, 2018
MFS®  Blended Research®
Small Cap Equity Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Biotechnology – 4.2%
Acorda Therapeutics, Inc. (a)	22,854	$ 542,782
AMAG Pharmaceuticals, Inc. (a)	37,888	797,542
Bruker BioSciences Corp.	15,581	477,558
Emergent BioSolutions, Inc. (a)	12,847	638,496
Exact Sciences Corp. (a)	22,475	1,002,610
MiMedx Group, Inc. (a)(l)	43,397	307,685
Natera, Inc. (a)	8,937	80,433
Vanda Pharmaceuticals, Inc. (a)	6,019	113,458
		$ 3,960,564
Broadcasting – 0.2%
MDC Partners, Inc. (a)	22,973	$ 180,338
Brokerage & Asset Managers – 0.4%
Hamilton Lane, Inc.,“A”	6,974	$ 243,671
Legg Mason, Inc.	1,189	47,453
OM Asset Management PLC	2,936	45,009
		$ 336,133
Business Services – 4.4%
Conduent, Inc. (a)	56,319	$ 1,064,429
Forrester Research, Inc.	24,842	1,006,101
Grand Canyon Education, Inc. (a)	13,810	1,355,451
Travelport Worldwide Ltd.	56,127	799,810
		$ 4,225,791
Chemicals – 0.7%
Ingevity Corp. (a)	9,029	$ 676,362
Computer Software – 3.1%
Aspen Technology, Inc. (a)	13,640	$ 1,054,099
Cornerstone OnDemand, Inc. (a)	17,304	709,464
Paylocity Holding Corp. (a)	26,138	1,222,475
		$ 2,986,038
Computer Software - Systems – 7.4%
Avnet, Inc.	3,132	$ 133,736
EPAM Systems, Inc. (a)	9,806	1,109,255
NCR Corp. (a)	27,149	895,917
Pitney Bowes, Inc.	17,040	211,296
Presidio, Inc. (a)	30,467	445,428
Rapid7, Inc. (a)	67,494	1,782,517
Tech Data Corp. (a)	14,224	1,469,908
Verint Systems, Inc. (a)	26,618	1,035,440
		$ 7,083,497
Construction – 2.4%
Armstrong World Industries, Inc. (a)	4,727	$ 285,038
GMS, Inc. (a)	4,823	149,320
KB Home	7,761	215,368
MDC Holdings, Inc.	12,643	349,958
Trex Co., Inc. (a)	12,046	1,245,557
		$ 2,245,241
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.9%
Herbalife Ltd. (a)	4,088	$ 376,505
Scotts Miracle-Gro Co.	5,584	501,666
		$ 878,171
Consumer Services – 1.4%
Carriage Services, Inc.	18,853	$ 513,179
ServiceMaster Global Holdings, Inc. (a)	15,119	776,512
		$ 1,289,691
Electrical Equipment – 2.6%
TriMas Corp. (a)	44,967	$ 1,164,645
WESCO International, Inc. (a)	21,286	1,325,054
		$ 2,489,699
Electronics – 2.8%
Amkor Technology, Inc. (a)	40,294	$ 404,955
Benchmark Electronics, Inc. (a)	11,928	357,840
Integrated Device Technology, Inc. (a)	8,223	249,486
Jabil Circuit, Inc.	23,462	635,585
OSI Systems, Inc. (a)	4,334	273,649
Sanmina Corp. (a)	16,093	443,362
TTM Technologies, Inc. (a)	19,911	321,762
		$ 2,686,639
Energy - Independent – 2.4%
Arch Coal, Inc.	6,353	$ 608,046
Delek U.S. Holdings, Inc.	24,198	825,636
Energen Corp. (a)	949	51,920
Par Pacific Holdings, Inc. (a)	26,398	449,294
PBF Energy, Inc., “A”	13,208	387,126
		$ 2,322,022
Engineering - Construction – 1.6%
KBR, Inc.	74,264	$ 1,124,357
Matrix Service Co. (a)	28,529	407,965
		$ 1,532,322
Entertainment – 0.3%
Madison Square Garden Co., “A” (a)	1,015	$ 247,863
Food & Beverages – 3.0%
Cal-Maine Foods, Inc. (a)	28,929	$ 1,232,375
Dean Foods Co.	25,170	218,224
Hostess Brands, Inc. (a)	22,519	275,632
Sanderson Farms, Inc.	3,346	412,060
SpartanNash Co.	14,541	243,853
TreeHouse Foods, Inc. (a)	12,389	471,030
		$ 2,853,174
Forest & Paper Products – 1.2%
Boise Cascade Corp.	13,420	$ 540,826
Verso Corp., “A” (a)	36,507	640,333
		$ 1,181,159
Gaming & Lodging – 0.5%
Caesars Entertainment Corp. (a)	39,217	$ 498,056
Health Maintenance Organizations – 0.6%
Molina Healthcare, Inc. (a)	7,604	$ 549,769
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.3%
American Equity Investment Life Holding Co.	31,922	$ 977,132
Hanover Insurance Group, Inc.	951	102,622
Heritage Insurance Holdings, Inc. (l)	29,642	494,428
Safety Insurance Group, Inc.	1,725	123,079
Third Point Reinsurance Ltd. (a)	63,254	879,231
Universal Insurance Holdings, Inc.	18,732	548,848
		$ 3,125,340
Internet – 2.4%
Blucora, Inc. (a)	30,311	$ 706,246
LogMeIn, Inc.	10,069	1,163,473
Web.Com Group, Inc. (a)	22,679	408,222
		$ 2,277,941
Machinery & Tools – 8.2%
ACCO Brands Corp.	35,905	$ 454,198
Greenbrier Cos., Inc.	10,217	529,241
Herman Miller, Inc.	22,544	809,330
IPG Photonics Corp. (a)	4,026	988,947
ITT, Inc.	21,647	1,086,247
Knoll, Inc.	19,035	404,874
Park-Ohio Holdings Corp.	12,241	487,804
Regal Beloit Corp.	14,457	1,045,241
SPX FLOW, Inc. (a)	28,315	1,380,639
Steelcase, Inc., “A”	11,233	153,330
Titan Machinery, Inc. (a)	26,163	521,690
		$ 7,861,541
Medical Equipment – 6.2%
Analogic Corp.	6,180	$ 516,030
AngioDynamics, Inc. (a)	28,855	470,048
Biotelemetry, Inc. (a)	23,149	747,713
CONMED Corp.	22,877	1,384,745
Halyard Health, Inc. (a)	19,205	948,343
Integer Holdings Corp. (a)	16,135	823,692
Integra LifeSciences Holdings Corp. (a)	11,502	606,500
NuVasive, Inc. (a)	8,588	415,315
		$ 5,912,386
Metals & Mining – 0.3%
Ryerson Holding Corp. (a)	20,101	$ 203,020
Schnitzer Steel Industries, Inc., “A”	2,591	88,094
		$ 291,114
Natural Gas - Distribution – 0.2%
Southwest Gas Holdings, Inc.	2,675	$ 176,229
Oil Services – 0.9%
Exterran Holdings, Inc. (a)	17,472	$ 452,001
FTS International, Inc. (a)	19,464	395,508
		$ 847,509
Other Banks & Diversified Financials – 12.5%
BancFirst Corp.	5,811	$ 309,436
Bank of N.T. Butterfield & Son Ltd.	14,995	683,922
CAI International, Inc. (a)	20,688	417,898
Cathay General Bancorp, Inc.	27,021	1,109,482
East West Bancorp, Inc.	23,246	1,523,775
Enova International, Inc. (a)	35,961	791,142
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
First Interstate BancSystem, Inc.	27,217	$ 1,075,071
Glacier Bancorp, Inc.	3,216	125,102
PennyMac Financial Services, Inc., “A ” (a)	22,536	525,089
Popular, Inc.	12,609	529,704
Preferred Bank	19,739	1,230,332
Regional Management Corp. (a)	23,874	714,310
Triton International Ltd. of Bermuda	17,151	489,147
Western Alliance Bancorp. (a)	12,855	751,503
Wintrust Financial Corp.	17,368	1,467,770
World Acceptance Corp. (a)	2,033	218,588
		$ 11,962,271
Pharmaceuticals – 2.5%
Catalent, Inc. (a)	6,074	$ 253,589
Depomed, Inc. (a)	69,724	479,004
Endo International PLC (a)	71,354	449,887
Horizon Pharma PLC (a)	44,189	644,276
Impax Laboratories, Inc. (a)	2,425	49,470
Lannett Co., Inc. (a)(l)	6,848	109,568
United Therapeutics Corp. (a)	3,818	442,315
		$ 2,428,109
Printing & Publishing – 1.2%
Gannett Co., Inc.	46,329	$ 465,143
LSC Communications, Inc.	2,958	43,069
Quad/Graphics, Inc.	24,351	642,623
		$ 1,150,835
Railroad & Shipping – 0.1%
GasLog Ltd.	3,634	$ 59,961
Real Estate – 8.2%
Ashford Hospitality Trust, REIT	80,085	$ 441,268
Gramercy Property Trust, REIT	46,334	1,003,131
Hospitality Properties Trust, REIT	13,249	337,055
Medical Properties Trust, Inc., REIT	94,242	1,155,407
Preferred Apartment Communities, Inc., “A”, REIT	24,513	341,466
Ramco-Gershenson Properties Trust, REIT	21,221	249,983
RE/MAX Holdings, Inc., “A”	26,383	1,458,980
RLJ Lodging Trust, REIT	15,059	298,319
Sabra Healthcare, REIT	31,508	531,855
STAG Industrial, Inc., REIT	9,025	205,499
Washington Prime Group, Inc., REIT	195,882	1,283,027
Xenia Hotels & Resorts Inc., REIT	24,522	482,348
		$ 7,788,338
Restaurants – 3.0%
BJ's Restaurants, Inc.	4,398	$ 191,313
Bloomin Brands, Inc.	30,536	705,076
Brinker International, Inc.	20,719	713,355
Dave & Buster's, Inc. (a)	28,124	1,259,112
		$ 2,868,856
Specialty Chemicals – 2.3%
Kronos Worldwide, Inc.	24,087	$ 516,666
Renewable Energy Group, Inc. (a)	17,417	193,329
Trinseo S.A.	3,847	306,221
Univar, Inc. (a)	42,046	1,211,345
		$ 2,227,561
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.8%
Express, Inc. (a)	35,646	$ 257,364
Michaels Co., Inc. (a)	60,273	1,386,882
Party City Holdco, Inc. (a)	17,001	245,665
Sally Beauty Holdings, Inc. (a)	12,319	207,452
Urban Outfitters, Inc. (a)	36,135	1,275,204
Zumiez, Inc. (a)	12,152	239,394
		$ 3,611,961
Telecommunications - Wireless – 0.5%
Telephone and Data Systems, Inc.	17,979	$ 504,131
Trucking – 0.4%
Hub Group, Inc., “A” (a)	7,803	$ 340,601
Werner Enterprises, Inc.	1,750	65,188
		$ 405,789
Utilities - Electric Power – 3.0%
Atlantica Yield PLC	33,733	$ 662,179
NRG Energy, Inc.	39,140	1,012,160
NRG Yield, Inc., “A”	18,326	281,854
PNM Resources, Inc.	16,003	563,306
Spark Energy, Inc., “A” (l)	32,558	302,789
		$ 2,822,288
Total Common Stocks		$94,544,689
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.52% (v)	1,140,394	$ 1,140,280
Collateral for Securities Loaned – 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.37% (j)	834,460	$ 834,460
Other Assets, Less Liabilities – (1.2)%		(1,109,909)
Net Assets – 100.0%		$95,409,520
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,140,280 and $95,379,149, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$94,544,689	$—	$—	$94,544,689
Mutual Funds	1,974,740	—	—	1,974,740
Total	$96,519,429	$—	$—	$96,519,429
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 28, 2018, the value of securities loaned was $825,261. These loans were collateralized by cash of $834,460 and U.S. Treasury Obligations of $26,139.
6

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,122,118	51,029,984	(51,011,708)	1,140,394
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(296)	$(36)	$—	$11,410	$1,140,280

7

Quarterly Report
February 28, 2018
MFS®  Blended Research®
Value Equity Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 2.5%
Northrop Grumman Corp.	1,682	$ 588,767
Textron, Inc.	10,906	652,724
United Technologies Corp.	23,015	3,101,041
		$ 4,342,532
Airlines – 1.0%
Copa Holdings S.A., “A”	12,527	$ 1,703,296
Automotive – 0.8%
Lear Corp.	7,774	$ 1,450,395
Biotechnology – 1.3%
Biogen, Inc. (a)	3,098	$ 895,291
Celgene Corp. (a)	14,932	1,300,876
		$ 2,196,167
Business Services – 2.1%
DXC Technology Co.	23,364	$ 2,395,745
Global Payments, Inc.	9,845	1,116,324
		$ 3,512,069
Cable TV – 1.2%
Comcast Corp., “A”	57,914	$ 2,097,066
Chemicals – 1.3%
CF Industries Holdings, Inc.	54,589	$ 2,251,250
Computer Software – 0.9%
Oracle Corp.	30,397	$ 1,540,216
Computer Software - Systems – 1.1%
Hewlett Packard Enterprise	104,462	$ 1,941,949
Construction – 1.3%
Owens Corning	27,325	$ 2,221,522
Consumer Products – 1.8%
Newell Brands, Inc.	29,422	$ 755,851
Procter & Gamble Co.	29,158	2,289,486
		$ 3,045,337
Containers – 0.9%
Graphic Packaging Holding Co.	105,918	$ 1,621,605
Electronics – 3.0%
Applied Materials, Inc.	34,818	$ 2,005,169
Intel Corp.	62,491	3,080,181
		$ 5,085,350
Energy - Independent – 7.8%
Anadarko Petroleum Corp.	30,818	$ 1,757,859
Concho Resources, Inc. (a)	3,387	510,760
EOG Resources, Inc.	22,439	2,275,763
Marathon Petroleum Corp.	15,539	995,428
Noble Energy, Inc.	61,127	1,823,418
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Occidental Petroleum Corp.	25,231	$ 1,655,154
Phillips 66	27,450	2,480,656
Valero Energy Corp.	20,709	1,872,508
		$ 13,371,546
Energy - Integrated – 2.3%
Chevron Corp.	8,557	$ 957,700
Exxon Mobil Corp.	38,238	2,896,146
		$ 3,853,846
Food & Beverages – 3.6%
Archer Daniels Midland Co.	48,084	$ 1,996,448
J.M. Smucker Co.	14,850	1,875,555
PepsiCo, Inc.	6,829	749,346
Tyson Foods, Inc., “A”	21,127	1,571,426
		$ 6,192,775
Gaming & Lodging – 1.5%
Carnival Corp.	23,998	$ 1,605,706
Royal Caribbean Cruises Ltd.	8,264	1,046,223
		$ 2,651,929
General Merchandise – 0.9%
Target Corp.	20,769	$ 1,566,190
Health Maintenance Organizations – 1.4%
Cigna Corp.	5,776	$ 1,131,461
Humana Inc.	4,543	1,234,878
		$ 2,366,339
Insurance – 7.0%
Allstate Corp.	11,665	$ 1,076,213
Athene Holding Ltd. (a)	15,874	749,412
Berkshire Hathaway, Inc., “B” (a)	13,569	2,811,497
Chubb Ltd.	17,772	2,522,202
Loews Corp.	13,305	656,336
MetLife, Inc.	45,428	2,098,319
Prudential Financial, Inc.	20,160	2,143,411
		$ 12,057,390
Machinery & Tools – 2.9%
Allison Transmission Holdings, Inc.	15,171	$ 601,227
Eaton Corp. PLC	33,303	2,687,552
Ingersoll-Rand Co. Ltd., “A”	9,172	814,473
Regal Beloit Corp.	10,812	781,708
		$ 4,884,960
Major Banks – 12.9%
Bank of America Corp.	212,056	$ 6,806,998
Goldman Sachs Group, Inc.	8,407	2,210,453
JPMorgan Chase & Co.	66,613	7,693,801
PNC Financial Services Group, Inc.	22,182	3,497,214
Wells Fargo & Co.	33,229	1,940,906
		$ 22,149,372
Medical & Health Technology & Services – 2.7%
Express Scripts Holding Co. (a)	27,140	$ 2,047,713
McKesson Corp.	16,964	2,531,538
		$ 4,579,251
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.3%
Medtronic PLC	37,558	$ 3,000,508
Zimmer Biomet Holdings, Inc.	8,403	976,849
		$ 3,977,357
Network & Telecom – 3.3%
Cisco Systems, Inc.	127,545	$ 5,711,465
Oil Services – 1.2%
Halliburton Co.	45,830	$ 2,127,429
Other Banks & Diversified Financials – 6.6%
Citigroup, Inc.	66,203	$ 4,997,664
Discover Financial Services	36,616	2,886,439
Synchrony Financial	59,386	2,161,057
Zions Bancorporation	22,203	1,220,499
		$ 11,265,659
Pharmaceuticals – 6.6%
Bristol-Myers Squibb Co.	40,840	$ 2,703,608
Eli Lilly & Co.	27,723	2,135,226
Johnson & Johnson	34,719	4,509,304
Pfizer, Inc.	55,414	2,012,082
		$ 11,360,220
Railroad & Shipping – 1.1%
Union Pacific Corp.	14,378	$ 1,872,734
Real Estate – 3.8%
AGNC Investment Corp., REIT	28,508	$ 511,434
Annaly Mortgage Management, Inc., REIT	110,139	1,104,694
Gramercy Property Trust, REIT	37,413	809,991
Hilton Grand Vacations, Inc. (a)	12,617	544,550
Medical Properties Trust, Inc., REIT	119,718	1,467,743
Store Capital Corp., REIT	56,919	1,356,949
Washington Prime Group, Inc., REIT	104,039	681,455
		$ 6,476,816
Restaurants – 0.8%
Aramark	33,653	$ 1,403,667
Specialty Stores – 2.6%
Best Buy Co., Inc.	32,976	$ 2,388,781
Urban Outfitters, Inc. (a)	56,627	1,998,367
		$ 4,387,148
Telecommunications - Wireless – 0.9%
T-Mobile U.S., Inc. (a)	25,533	$ 1,547,555
Telephone Services – 1.0%
AT&T, Inc.	47,396	$ 1,720,475
Tobacco – 1.8%
Altria Group, Inc.	21,164	$ 1,332,274
Philip Morris International, Inc.	17,424	1,804,255
		$ 3,136,529
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 5.4%
American Electric Power Co., Inc.	14,449	$ 947,566
DTE Energy Co.	5,109	514,885
Exelon Corp.	68,375	2,532,610
NextEra Energy, Inc.	11,288	1,717,469
NRG Energy, Inc.	72,185	1,866,704
PPL Corp.	59,722	1,711,035
		$ 9,290,269
Total Common Stocks		$170,959,675
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.52% (v)	1,761,165	$ 1,760,989
Other Assets, Less Liabilities – (0.6)%		(1,080,970)
Net Assets – 100.0%		$171,639,694
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,760,989 and $170,959,675, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$170,959,675	$—	$—	$170,959,675
Mutual Funds	1,760,989	—	—	1,760,989
Total	$172,720,664	$—	$—	$172,720,664
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,704,145	75,521,914	(75,464,894)	1,761,165
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(685)	$(36)	$—	$18,694	$1,760,989

6

Quarterly Report
February 28, 2018
MFS®  International DiversificationSM  Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
International Stock Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	29,390,888	$ 1,118,323,281
MFS International Growth Fund - Class R6	83,060,256	2,795,808,202
MFS International New Discovery Fund - Class R6	31,004,249	1,118,323,281
MFS International Value Fund - Class R6	65,490,939	2,795,808,203
MFS Research International Fund - Class R6	174,738,013	3,354,969,843
		$ 11,183,232,810
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.52% (v)	18,730,755	$ 18,728,882
Total Investment Companies		$11,201,961,692
Other Assets, Less Liabilities – 0.1%		6,218,599
Net Assets – 100.0%		$11,208,180,291
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $11,201,961,692.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,201,961,692	$—	$—	$11,201,961,692
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	23,898,489	6,216,857	(724,458)	29,390,888
MFS Institutional Money Market Portfolio	18,120,933	331,347,910	(330,738,088)	18,730,755
MFS International Growth Fund	61,395,716	22,069,042	(404,502)	83,060,256
MFS International New Discovery Fund	23,329,998	7,996,561	(322,310)	31,004,249
MFS International Value Fund	46,577,607	19,174,283	(260,951)	65,490,939
MFS Research International Fund	129,953,107	45,460,263	(675,357)	174,738,013
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$6,146,050	$151,908,771	$—	$3,574,771	$1,118,323,281
MFS Institutional Money Market Portfolio	(2,559)	468	—	141,047	18,728,882
MFS International Growth Fund	5,848,836	159,039,473	27,561,930	37,686,887	2,795,808,202
MFS International New Discovery Fund	5,240,983	81,252,430	13,040,045	14,522,518	1,118,323,281
MFS International Value Fund	5,295,662	71,786,953	25,586,742	45,138,108	2,795,808,203
MFS Research International Fund	4,147,027	217,491,619	—	43,432,246	3,354,969,843
	$26,675,999	$681,479,714	$66,188,717	$144,495,577	$11,201,961,692

3

Quarterly Report

February 28, 2018

MFS® Managed Wealth Fund

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer			Shares/Par		Value ($)
Investment Companies (h) - 96.6%
International Stock Funds - 29.5%
MFS Institutional International Equity Fund				285,725	$7,277,415

U.S. Stock Funds - 59.8%
MFS Value Fund - Class R6				179,067	$7,246,829
MFS Growth Fund - Class R6				72,981	7,483,447
					$14,730,276
Money Market Funds - 7.3%
MFS Institutional Money Market Portfolio, 1.52% (v)				1,805,038	$1,804,858
Total Investment Companies					$23,812,549
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Number of Contracts
Purchased Options - 0.1%
Market Index Securities - 0.1%
Russell 2000 Index - March 2018 @ $1,230	Put	Exchange Traded	$1,209,957	8	$680
Russell 2000 Index - June 2018 @ $1,350	Put	Exchange Traded	1,361,201	9	13,500
S&P 500 Index - June 2018 @ $2,425	Put	Exchange Traded	2,171,064	8	20,192
Total Purchased Options					$34,372

Other Assets, Less Liabilities - 3.3%					817,989
Net Assets - 100.0%					$24,664,910

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $23,812,549 and $34,372, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 2/28/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Russell 1000 Mini Value Index	Short	USD	93	$5,602,785	March - 2018	$34,795

Liability Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	55	$5,600,375	March - 2018	$(41,566)
Russell 1000 Mini Growth Index	Short	USD	83	5,846,520	March - 2018	(242,427)

						$(283,993)

At Feburary 28, 2018, the fund had cash collateral of $714,000 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value.The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

2

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$34,372	$—	$—	$34,372
Mutual Funds	23,812,549	—	—	23,812,549
Total	$23,846,921	$—	$—	$23,846,921

Other Financial Instruments
Futures Contracts – Assets	$34,795	$—	$—	$34,795
Futures Contracts – Liabilities	(283,993)	—	—	(283,993)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund		82,405	6,939	(16,363)	72,981
MFS Institutional International Equity Fund		298,430	32,062	(44,767)	285,725
MFS Institutional Money Market Portfolio		1,756,339	11,499,498	(11,450,799)	1,805,038
MFS Value Fund		186,867	22,959	(30,759)	179,067

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$244,986	$855,476	$175,095	$—	$7,483,447
MFS Institutional International Equity Fund	122,872	338,000	—	129,403	7,277,415
MFS Institutional Money Market Portfolio	5	(76)	—	13,201	1,804,858
MFS Value Fund	98,369	300,015	187,039	115,276	7,246,829

	$466,232	$1,493,415	$362,134	$257,880	$23,812,549

3

Quarterly Report

February 28, 2018

MFS® Absolute Return Fund

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 94.3%
Asset-Backed & Securitized - 24.6%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 3.272% (LIBOR-3mo. + 1.55%), 7/15/2026 (n)	$575,000	$576,011
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.872% (LIBOR-3mo. + 2.15%), 7/15/2026 (n)	747,000	748,507
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 3.345% (LIBOR-3mo. + 1.6%), 7/20/2026 (n)	565,000	565,512
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	50,124	50,111
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	605,000	602,185
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 3.231% (LIBOR-3mo. + 1.5%), 10/17/2024 (n)	709,000	709,096
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	190,349	190,132
Atrium CDO Corp., 2010-A, “B1R”, FLR, 3.172% (LIBOR-3mo. + 1.45%), 7/16/2025 (n)	849,000	848,615
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.244% (LIBOR-3mo. + 1.5%), 10/23/2025 (n)	575,000	575,355
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.095% (LIBOR-3mo. + 2.35%), 4/25/2026 (n)	562,000	566,925
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.231% (LIBOR-3mo. + 1.5%), 10/17/2026 (n)	863,000	862,564
Ballyrock Ltd., 2014-1A, “A2R”, FLR, 3.445% (LIBOR-3mo. + 1.7%), 10/20/2026 (n)	561,000	561,867
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	925,000	924,984
Canadian Pacific Auto Receivables Trust, 2017-1A, “A2B”, FLR, 1.79% (LIBOR-1mo. + 0.43%), 12/19/2019 (n)	447,000	447,000
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	680,000	667,801
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.326%, 5/10/2050 (i)	5,817,922	507,817
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.46% (LIBOR-3mo. + 1.7%), 7/27/2026 (n)	458,549	460,798
Cent CLO LP, 2014-21A, “BR”, FLR, 4.16% (LIBOR-3mo. + 2.4%), 7/27/2026 (n)	323,186	322,858
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	396,000	393,304
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	200,000	199,024
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	256,000	253,087
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	132,000	129,572
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	87,029	86,993
Colony Starwood Homes, 2016-2A, “A”, FLR, 2.837% (LIBOR-1mo. + 1.25%), 12/17/2033 (n)	794,307	799,684
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	678,000	672,939
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	390,000	386,692
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	326,518	326,692
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	807,000	800,442
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	860,000	842,093
Cutwater Ltd., 2014-1A, “A2R”, FLR, 3.422% (LIBOR-3mo. + 1.7%), 7/15/2026 (n)	1,250,000	1,250,670
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	235,000	231,408
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	267,000	263,731
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	247,000	246,642
Dryden Senior Loan Fund, 2014-31A, “CR”, FLR, 3.834% (LIBOR-3mo. + 2.1%), 4/18/2026 (n)	260,000	259,780
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 3.272% (LIBOR-3mo. + 1.55%), 10/15/2026 (n)	275,000	275,047
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 3.872% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)	353,729	355,956
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	664,000	663,324
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	431,000	430,010
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	301,454	300,204
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	333,373	332,173
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	275,276	274,668
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	142,225	141,877
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	660,000	657,282
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	169,855	170,226
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	227,000	226,285
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,263,000	1,256,632
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	560,000	555,625
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	968,000	999,825
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.051%, 5/10/2050 (i)	5,244,193	408,818
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.141%, 8/10/2050 (i)	5,273,243	429,906
HarbourView CLO VII Ltd., “B1R”, FLR, 3.522% (LIBOR-3mo. + 1.65%), 11/18/2026 (n)	890,237	890,192
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 4.252% (LIBOR-3mo. + 2.38%), 11/18/2026 (n)	573,237	572,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Invitation Homes Trust, 2017-SFR2, “A”, FLR, 2.44% (LIBOR-1mo. + 1%), 12/17/2036 (n)	$836,490	$843,700
Invitation Homes Trust, 2018-SFR1, “B”, 2.518% (LIBOR-1mo. + 0.95%) 3/17/2037 (n)	457,000	459,255
JPMorgan Chase Commercial Mortgage Securities Corp., 1.092%, 9/15/2050 (i)	10,994,204	798,307
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C3, “A4”, 4.717%, 2/15/2046 (n)	927,980	964,162
Loomis, Sayles & Co., CLO, “A1”, FLR, 3.252% (LIBOR-3mo. + 1.53%), 10/15/2027 (n)	523,217	527,456
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 3.795% (LIBOR-3mo. + 2.05%), 7/20/2026 (n)	791,000	795,199
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 2.978% (LIBOR-3mo. + 1.2%), 1/18/2028 (n)	1,237,000	1,236,988
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 3.834% (LIBOR-3mo. + 2.1%), 1/18/2027 (n)	393,000	395,278
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.446%, 5/15/2050 (i)	5,768,576	500,566
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.458%, 6/15/2050 (i)	2,224,051	204,347
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.534% (LIBOR-3mo. + 1.8%), 4/18/2025 (n)	1,132,000	1,134,413
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 2.221% (LIBOR-1mo. + 0.6%), 6/25/2065 (n)	96,502	96,636
Neuberger Berman CLO Ltd., 2015-20A, “BR”, FLR, 2.972% (LIBOR-3mo. + 1.25%), 1/15/2028 (z)	1,271,000	1,270,786
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	451,000	448,191
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	353,000	350,471
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.295% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	573,000	575,692
OCP CLO Ltd., 2015-10A, “A2AR”, FLR, 3.052% (LIBOR-3mo. + 1.3%), 10/26/2027 (z)	1,038,043	1,036,990
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (n)	40,332	40,324
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	697,000	684,195
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	101,345	101,111
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	510,000	505,984
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.231% (LIBOR-1mo. + 6.5%), 11/10/2020 (n)	410,000	410,134
PFS Financing Corp., 2017-C, “A”, FLR, 2.058% (LIBOR-1mo. + 0.47%), 10/15/2021 (n)	309,000	309,569
Santander Drive Auto Receivable Trust, 2018-1, “B”, 2.63%, 7/15/2022	597,000	594,177
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	366,000	364,582
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	266,000	263,138
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	1,100	1,099
Shackelton CLO Ltd., 2013-4A, “CR”, FLR, 3.822% (LIBOR-3mo. + 2.1%), 1/13/2025 (n)	280,000	280,653
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	151,689	150,596
Silver Spring CLO Ltd., FLR, 4.472% (LIBOR-3mo. + 2.75%), 10/15/2026 (n)	458,000	461,806
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	1,000,000	990,500
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 3.945% (LIBOR-3mo. + 2.2%), 10/20/2026 (n)	570,000	571,826
TICP CLO Ltd., FLR, 3.995% (LIBOR-3mo. + 2.25%), 1/20/2027 (n)	502,000	505,227
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	650,000	634,720
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	3,824,000	267,247
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	983,000	973,814
Verizon Owner Trust, 2017-3a, “B”, 2.38%, 4/20/2022 (n)	369,000	363,098
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	242,685	241,974
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 2.087% (LIBOR-1mo. + 0.5%), 11/15/2022 (n)	408,000	409,340
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	564,000	559,708
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (z)	1,093,204	1,131,528
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	51,145	51,108
World Financial Network Credit Card Master Trust, 2017-B, “A”, 1.98%, 6/15/2023	888,000	879,479

		$49,657,167
Automotive - 4.5%
American Honda Finance Corp., 1.6%, 7/13/2018	$800,000	$798,416
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	1,100,000	1,098,970
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	840,000	833,582
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	810,000	802,552
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	593,000	578,482
General Motors Financial Co., Inc., 2.65%, 4/13/2020	1,753,000	1,736,764
General Motors Financial Co., Inc., 3.15%, 6/30/2022	397,000	387,771
Hyundai Capital America, 2%, 3/19/2018 (n)	875,000	874,914
Hyundai Capital America, 2.4%, 10/30/2018 (n)	480,000	478,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Toyota Motor Credit Corp., 1.7%, 2/19/2019	$620,000	$615,260
Toyota Motor Credit Corp., FLR, 2.121% (LIBOR-3mo. + 0.39%), 1/17/2019	850,000	852,305

		$9,057,955
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$203,000	$201,508

Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$525,000	$511,493
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	680,000	677,557

		$1,189,050
Building - 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$560,000	$556,513

Cable TV - 0.6%
Time Warner Cable, Inc., 5%, 2/01/2020	$1,146,000	$1,185,558

Chemicals - 1.2%
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	$1,000,000	$999,160
Dow Chemical Co., 8.55%, 5/15/2019	840,000	897,301
LyondellBasell Industries N.V., 5%, 4/15/2019	425,000	433,243

		$2,329,704
Computer Software - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$520,000	$523,298

Conglomerates - 0.1%
Roper Technologies, Inc., 2.8%, 12/15/2021	$240,000	$235,596

Consumer Products - 1.2%
Mattel, Inc., 1.7%, 3/15/2018	$139,000	$138,792
Newell Brands, Inc., 2.6%, 3/29/2019	64,000	63,766
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/2018 (n)	910,000	908,861
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	1,433,000	1,371,543

		$2,482,962
Consumer Services - 0.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$903,000	$877,972

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 3/01/2018	$141,000	$141,000
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	593,000	589,863

		$730,863
Electronics - 0.3%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$155,000	$154,841
Xilinx, Inc., 2.125%, 3/15/2019	480,000	477,963

		$632,804
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$548,000	$548,000
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	627,000	625,706

		$1,173,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 0.6%
BP Capital Markets PLC, 2.521%, 1/15/2020	$403,000	$401,308
Shell International Finance B.V., 1.375%, 5/10/2019	830,000	818,535

		$1,219,843
Entertainment - 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$407,000	$401,455

Financial Institutions - 0.1%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$200,000	$199,967

Food & Beverages - 2.8%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$1,487,000	$1,477,784
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/01/2019	675,000	672,037
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	708,000	701,353
Kraft Heinz Foods Co., 6.125%, 8/23/2018	900,000	915,966
Mondelez International, Inc., FLR, 2.37% (LIBOR-3mo. + 0.61%), 10/28/2019 (n)	1,010,000	1,013,838
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	260,000	280,278
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	607,000	605,665
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	52,000	51,974

		$5,718,895
Insurance - 1.4%
American International Group, Inc., 2.3%, 7/16/2019	$180,000	$178,736
American International Group, Inc., 3.3%, 3/01/2021	860,000	861,851
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	900,000	884,128
Metropolitan Life Global Funding I, FLR, 2.043% (LIBOR-3mo. + 0.43%), 12/19/2018 (n)	1,000,000	1,002,640

		$2,927,355
Insurance - Health - 0.4%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$861,000	$843,612

International Market Quasi-Sovereign - 3.0%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$670,000	$662,029
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,060,000	1,038,639
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	1,090,000	1,051,906
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	310,000	309,560
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	340,000	337,224
Electricite de France, 2.15%, 1/22/2019 (n)	650,000	647,123
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	630,000	610,231
Swedish Export Credit Corp., 1.125%, 8/28/2019	1,470,000	1,441,949

		$6,098,661
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/2019	$328,000	$327,066

Local Authorities - 1.2%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$1,292,000	$1,266,592
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	1,435,000	1,182,540

		$2,449,132
Machinery & Tools - 0.8%
John Deere Capital Corp., 1.6%, 7/13/2018	$1,550,000	$1,547,709

Major Banks - 13.4%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$460,000	$458,029
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	600,000	599,034

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$693,000	$683,685
Bank of America Corp., 2.369% to 7/21/2020, FLR to 7/21/2021	1,306,000	1,287,372
Bank of America Corp., 2.881% to 4/24/2022, FLR to 4/24/2023	1,000,000	982,427
Bank of Montreal, 1.45%, 4/09/2018	1,700,000	1,698,925
Barclays PLC, 3.25%, 1/12/2021	1,450,000	1,439,815
BNP Paribas, 2.7%, 8/20/2018	580,000	581,518
Citibank N.A., 2.125%, 10/20/2020	807,000	789,008
Commonwealth Bank of Australia, 2.3%, 9/06/2019	843,000	838,396
Credit Agricole, “A”, FLR, 3.138% (LIBOR-3mo. + 1.43%), 1/10/2022 (n)	410,000	421,375
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	690,000	689,583
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	879,000	860,729
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	576,000	572,798
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	448,000	439,127
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,500,000	1,499,771
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	400,000	398,926
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	415,000	408,703
Mizuho Bank Ltd., FLR, 2.935% (LIBOR-3mo. + 1.19%), 10/20/2018 (n)	260,000	261,635
Morgan Stanley, 2.375%, 7/23/2019	1,000,000	995,249
Morgan Stanley, 2.65%, 1/27/2020	1,100,000	1,096,400
National Australia Bank Ltd., 1.375%, 7/12/2019	610,000	598,968
PNC Bank N.A., 1.6%, 6/01/2018	620,000	618,987
PNC Bank N.A., 2.25%, 7/02/2019	650,000	646,099
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	271,000	270,975
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	790,000	780,291
Sumitomo Mitsui Banking Corp., FLR, 2.409% (LIBOR-3mo. + 0.67%), 10/19/2018	880,000	882,667
Sumitomo Mitsui Financial Group, 3.102%, 1/17/2023	535,000	527,795
Svenska Handelsbanken AB, 2.25%, 6/17/2019	842,000	837,214
Toronto-Dominion Bank, 1.75%, 7/23/2018	1,000,000	998,102
Toronto-Dominion Bank, 1.45%, 9/06/2018	1,200,000	1,194,818
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	1,000,000	993,035
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	1,148,000	1,148,603
Westpac Banking Corp., 1.55%, 5/25/2018	420,000	419,435

		$26,919,494
Medical & Health Technology & Services - 1.2%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$842,000	$838,897
Becton, Dickinson and Co., 2.404%, 6/05/2020	377,000	370,835
Becton, Dickinson and Co., 2.94%, 12/29/2020	410,000	410,476
Becton, Dickinson and Co., 2.894%, 6/06/2022	452,000	440,335
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	400,000	397,866

		$2,458,409
Medical Equipment - 1.3%
Abbott Laboratories, 2.35%, 11/22/2019	$850,000	$845,500
Medtronic, Inc., 1.5%, 3/15/2018	190,000	189,961
Zimmer Holdings, Inc., 2%, 4/01/2018	750,000	749,816
Zimmer Holdings, Inc., 2.7%, 4/01/2020	906,000	898,779

		$2,684,056
Metals & Mining - 0.5%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$270,000	$269,784
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	420,000	419,878
Glencore Funding LLC, 3%, 10/27/2022 (n)	296,000	288,677

		$978,339

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$795,000	$782,256
EL Paso LLC, 6.5%, 9/15/2020	858,000	923,217
EnLink Midstream Partners LP, 2.7%, 4/01/2019	236,000	234,610
Enterprise Products Operating LP, 6.5%, 1/31/2019	400,000	413,473
MPLX LP, 3.375%, 3/15/2023	231,000	229,024
ONEOK Partners LP, 3.2%, 9/15/2018	450,000	451,676

		$3,034,256
Mortgage-Backed - 1.0%
Fannie Mae, 4%, 12/01/2025	$291,310	$303,411
Fannie Mae, 3%, 12/01/2031	598,864	596,971
Fannie Mae, 2%, 5/25/2044	1,081,977	1,045,882
Fannie Mae, FLR 1.807% (LIBOR-1mo. + 0.25%), 5/25/2018	21,079	21,057
Freddie Mac, 0.883%, 4/25/2024 (i)	99,906	4,474

		$1,971,795
Network & Telecom - 1.5%
AT&T, Inc., 2.3%, 3/11/2019	$560,000	$558,925
AT&T, Inc., 2.45%, 6/30/2020	1,190,000	1,177,208
AT&T, Inc., FLR, 2.866% (LIBOR-3mo. + 0.91%), 11/27/2018	780,000	784,109
British Telecommunications PLC, 2.35%, 2/14/2019	580,000	578,519

		$3,098,761
Oils - 0.7%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$1,068,000	$1,070,840
Phillips 66, 2.61%, 2/26/2021	412,000	412,351

		$1,483,191
Other Banks & Diversified Financials - 7.4%
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	$866,000	$849,302
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,200,000	1,183,979
Capital One Financial Corp., 2.5%, 5/12/2020	563,000	556,297
Capital One Financial Corp., 2.4%, 10/30/2020	286,000	280,932
Citigroup, Inc., 3.142% to 1/24/2022, FLR to 1/24/2023	824,000	817,904
Citizens Bank N.A., 2.3%, 12/03/2018	750,000	748,445
Citizens Bank N.A., 2.25%, 3/02/2020	460,000	453,713
Citizens Bank N.A., 2.55%, 5/13/2021	250,000	245,014
Compass Bank, 2.875%, 6/29/2022	893,000	867,192
Discover Bank, 3.1%, 6/04/2020	424,000	423,395
Fifth Third Bancorp, 2.3%, 3/01/2019	200,000	199,505
First Republic Bank, 2.375%, 6/17/2019	250,000	248,758
Groupe BPCE S.A., 2.5%, 12/10/2018	500,000	500,480
Intesa Sanpaolo S.p.A., FLR, 2.351% (LIBOR-3mo. + 0.63%) 7/17/2019	1,498,000	1,498,598
Lloyds Bank PLC, 1.75%, 5/14/2018	1,200,000	1,199,186
Lloyds Bank PLC, 2.3%, 11/27/2018	200,000	200,715
National Bank of Canada, FLR, 2.414% (LIBOR-3mo. + 0.84%), 12/14/2018	1,600,000	1,609,069
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	760,000	744,169
Santander UK PLC, 3.05%, 8/23/2018	238,000	238,742
SunTrust Banks, Inc., 2.7%, 1/27/2022	675,000	661,681
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	1,001,000	981,826
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	486,000	484,820

		$14,993,722
Pharmaceuticals - 3.9%
AbbVie, Inc., 1.8%, 5/14/2018	$1,000,000	$999,370
Actavis Funding SCS, 2.35%, 3/12/2018	568,000	568,117

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Actavis Funding SCS, 3%, 3/12/2020	$515,000	$514,643
Amgen, Inc., 2.2%, 5/11/2020	1,126,000	1,110,441
Celgene Corp., 2.875%, 8/15/2020	883,000	880,712
Celgene Corp., 2.75%, 2/15/2023	613,000	594,392
EMD Finance LLC, 1.7%, 3/19/2018 (n)	1,000,000	999,949
Gilead Sciences, Inc., 1.85%, 9/04/2018	700,000	698,512
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	1,460,000	1,437,327

		$7,803,463
Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$150,000	$150,000

Retailers - 0.6%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$866,000	$858,664
Dollar General Corp., 1.875%, 4/15/2018	90,000	89,942
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	233,000	232,984

		$1,181,590
Supranational - 0.4%
Corporacion Andina de Fomento, 2%, 5/10/2019	$820,000	$814,195

Telecommunications - Wireless - 1.7%
American Tower Corp., REIT, 2.8%, 6/01/2020	$280,000	$278,426
American Tower Corp., REIT, 3%, 6/15/2023	708,000	690,467
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	500,000	499,841
Crown Castle International Corp., 3.15%, 7/15/2023	364,000	355,704
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	905,000	935,973
SBA Tower Trust, 2.898%, 10/08/2019 (n)	473,000	474,380
SBA Tower Trust, 2.877%, 7/10/2046 (n)	305,000	298,208

		$3,532,999
Tobacco - 1.7%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$990,000	$972,061
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	680,000	678,803
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	1,106,000	1,104,062
Reynolds American, Inc., 2.3%, 6/12/2018	580,000	579,803

		$3,334,729
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$840,000	$832,635

U.S. Government Agencies and Equivalents - 0.3%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$430,000	$427,601
Small Business Administration, 2.25%, 7/01/2021	119,107	119,072

		$546,673
U.S. Treasury Obligations - 8.4%
U.S. Treasury Notes, 1.75%, 11/30/2019 (f)	$7,979,000	$7,912,301
U.S. Treasury Notes, 2.625%, 2/28/2023	9,000,000	8,988,750

		$16,901,051
Utilities - Electric Power - 2.4%
Dominion Energy, Inc., 2.962%, 7/01/2019	$410,000	$410,509
Dominion Energy, Inc., 2.579%, 7/01/2020	539,000	532,504
Dominion Resources, Inc., 2.5%, 12/01/2019	650,000	644,603
Emera U.S. Finance LP, 2.15%, 6/15/2019	645,000	638,786

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Eversource Energy, 2.5%, 3/15/2021	$500,000	$492,560
FirstEnergy Corp., 2.85%, 7/15/2022	282,000	274,079
Southern Co., 2.45%, 9/01/2018	50,000	49,988
Southern Co., 1.85%, 7/01/2019	1,150,000	1,137,169
Xcel Energy, Inc., 2.4%, 3/15/2021	590,000	580,092

		$4,760,290
Total Bonds		$190,047,999

Investment Companies (h) - 5.6%
Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 1.52% (v)	11,181,580	$11,180,462

Other Assets, Less Liabilities - 0.1%		232,744
Net Assets - 100.0%		$201,461,205

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,180,462 and $190,047,999, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $75,550,432, representing 37.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	$924,984	$924,984
Neuberger Berman CLO Ltd., 2015-20A, “BR”, FLR, 2.972% (LIBOR-3mo. + 1.25%), 1/15/2028	11/15/17	1,271,000	1,270,786
OCP CLO Ltd., 2015-10A, “A2AR”, FLR, 3.052% (LIBOR-3mo. + 1.30%), 10/26/2027	11/27/17	1,038,043	1,036,990
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044	2/12/18	1,137,786	1,131,528
Total Restricted Securities			$4,364,288
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued

HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 2/28/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	677,421	USD	720,000	JPMorgan Chase Bank	4/20/2018	$503
EUR	523,579	USD	641,000	Goldman Sachs International	4/20/2018	219
JPY	1,143,188,585	USD	10,562,361	JPMorgan Chase Bank	4/20/2018	190,096
USD	7,130,388	EUR	5,737,958	Goldman Sachs International	4/20/2018	103,203
USD	2,564,000	SEK	21,165,087	Goldman Sachs International	4/20/2018	81
USD	4,753,000	AUD	6,099,635	JPMorgan Chase Bank	4/20/2018	14,980
USD	12,542,431	CHF	11,691,277	JPMorgan Chase Bank	4/20/2018	107,622
USD	1,759,832	EUR	1,415,827	JPMorgan Chase Bank	4/20/2018	25,891
USD	2,507,000	GBP	1,815,497	JPMorgan Chase Bank	4/20/2018	1,802

						$444,397

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	6,233,595	USD	4,909,698	JPMorgan Chase Bank	4/20/2018	$(67,620)
CAD	6,468,682	USD	5,099,207	JPMorgan Chase Bank	4/20/2018	(53,254)
GBP	5,702,377	USD	7,971,068	JPMorgan Chase Bank	4/20/2018	(102,377)
NOK	64,813,239	USD	8,271,133	Goldman Sachs International	4/20/2018	(50,327)
NOK	16,856,986	USD	2,155,601	JPMorgan Chase Bank	4/20/2018	(17,488)
NZD	1,718,041	USD	1,251,195	Goldman Sachs International	4/20/2018	(12,608)
SEK	24,566,872	USD	3,100,132	Goldman Sachs International	4/20/2018	(124,124)
USD	4,580,904	JPY	498,440,323	JPMorgan Chase Bank	4/20/2018	(107,262)

						$(535,060)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Australian SPI 200 Index	Short	AUD	43	$4,970,455	March - 2018	$25,721
BIST 30 Index	Long	TRY	1,836	7,026,416	April - 2018	62,728
Bovespa Index	Long	BRL	187	4,960,922	April - 2018	125,093
CAC 40 Index	Long	EUR	36	2,324,142	March - 2018	63,711
DAX Index	Short	EUR	9	3,394,245	March - 2018	228,474
FTSE 100 Index	Short	GBP	24	2,373,098	March - 2018	122,360
FTSE JSE Top 40 Index	Short	ZAR	145	6,273,193	March - 2018	164,980
Hang Seng China ENT Index	Short	HKD	45	3,498,164	March - 2018	106,022

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Equity Futures – continued
IBEX Index	Long	EUR	2	$238,403	March - 2018	$1,006
Russell 2000 Index	Short	USD	71	5,364,760	March - 2018	67,292
S&P TSX 60 Index	Short	CAD	30	4,267,612	March - 2018	173,029

						$1,140,416

Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	70	$7,183,292	June - 2018	$8,978
U.S. Treasury Note 10 yr	Short	USD	50	6,002,344	June - 2018	3,400

						$12,378

						$1,152,794

Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	64	$8,318,326	March - 2018	$(154,594)
FTSE MIB Index	Long	EUR	64	8,772,572	March - 2018	(104,219)
Hang Seng Index	Long	HKD	37	7,184,644	March - 2018	(152,093)
KOSPI Index	Long	KRW	6	428,983	March - 2018	(21,591)
Mexican Bolsa Index	Long	MXN	63	1,584,638	March - 2018	(26,770)
MSCI Singapore Index	Long	SGD	246	7,402,881	March - 2018	(26,614)
MSCI Taiwan Index	Long	USD	104	4,055,953	March - 2018	(64,085)
NIFTY Index	Short	USD	301	6,332,438	March - 2018	(72,074)
OMX Index	Short	SEK	260	4,905,090	March - 2018	(170,157)
S&P 500 E-Mini Index	Long	USD	44	5,971,680	March - 2018	(152,691)
Topix Index	Long	JPY	37	6,072,330	March - 2018	(258,587)

						$(1,203,475)

Interest Rate Futures
Australian Treasury Bond 10 yr	Long	AUD	259	$25,707,467	March - 2018	$(196,476)
Euro Bund	Long	EUR	85	16,533,928	March - 2018	(298,144)
Euro Bund	Long	EUR	5	956,297	June - 2018	(439)
Japanese Government Bond 10 yr	Short	JPY	14	19,804,302	March - 2018	(62,853)
U.K. Gilt 10 yr	Short	GBP	152	25,337,007	June - 2018	(34,015)
U.S. Treasury Note 2 yr	Long	USD	31	6,586,531	June - 2018	(5,438)

						$(597,365)

						$(1,800,840)

At February 28, 2018, the fund had cash collateral of $50,000 and other liquid securities with an aggregate value of $6,730,261 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$17,447,724	$—	$17,447,724
Non-U.S. Sovereign Debt	—	8,086,562	—	8,086,562
Municipal Bonds	—	1,182,540	—	1,182,540
U.S. Corporate Bonds	—	65,122,699	—	65,122,699
Residential Mortgage-Backed Securities	—	4,709,154	—	4,709,154
Commercial Mortgage-Backed Securities	—	6,212,522	—	6,212,522
Asset-Backed Securities (including CDOs)	—	40,707,286	—	40,707,286
Foreign Bonds	—	46,579,512	—	46,579,512
Mutual Funds	11,180,462	—	—	11,180,462
Total	$11,180,462	$190,047,999	$—	$201,228,461

Other Financial Instruments
Futures Contracts – Assets	$377,792	$775,002	$—	$1,152,794
Futures Contracts – Liabilities	(776,826)	(1,024,014)	—	(1,800,840)
Forward Foreign Currency Exchange Contracts – Assets	—	444,397	—	444,397
Forward Foreign Currency Exchange Contracts – Liabilities	—	(535,060)	—	(535,060)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		14,140,650	73,133,473	(76,092,543)	11,181,580

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,066)	$(719)	$—	$115,942	$11,180,462

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2018, are as follows:

United States	66.6%
Australia	11.3%
Germany	8.0%
Canada	5.7%
Italy	5.3%
Singapore	3.7%
Hong Kong	3.6%
Japan	(4.0)%
United Kingdom	(8.3)%
Other Countries	8.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(4) Subsequent Event

The Board of Trustees of the fund has approved the liquidation and termination of the fund, which is scheduled for March 29, 2018.

Quarterly Report

February 28, 2018

MFS® Blended Research®

Mid Cap Equity Fund

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.6%
Aerospace - 1.5%
Textron, Inc.	68,313	$4,088,530

Airlines - 1.2%
Copa Holdings S.A., “A”	23,427	$3,185,369

Alcoholic Beverages - 1.8%
Constellation Brands, Inc., “A”	5,654	$1,218,324
Molson Coors Brewing Co.	48,636	3,708,495

		$4,926,819
Automotive - 0.6%
Goodyear Tire & Rubber Co.	59,131	$1,711,251

Biotechnology - 0.1%
Exelixis, Inc. (a)	9,685	$249,873

Brokerage & Asset Managers - 1.1%
Lazard Ltd.	55,105	$2,974,017

Business Services - 8.0%
DXC Technology Co.	51,170	$5,246,972
Fidelity National Information Services, Inc.	41,434	4,026,556
FleetCor Technologies, Inc. (a)	18,245	3,647,723
Global Payments, Inc.	11,220	1,272,236
Grand Canyon Education, Inc. (a)	41,028	4,026,898
Total System Services, Inc.	40,324	3,546,496

		$21,766,881
Chemicals - 2.4%
Celanese Corp.	10,110	$1,019,695
CF Industries Holdings, Inc.	96,170	3,966,051
Huntsman Corp.	50,150	1,618,341

		$6,604,087
Computer Software - 2.6%
Cadence Design Systems, Inc. (a)	40,695	$1,577,745
Intuit, Inc.	22,093	3,686,438
VeriSign, Inc.	15,710	1,822,674

		$7,086,857
Computer Software - Systems - 3.4%
NCR Corp.	74,196	$2,448,468
NetApp, Inc.	45,802	2,773,311
Tech Data Corp. (a)	5,618	580,564
Western Digital Corp.	40,228	3,501,445

		$9,303,788
Conglomerates - 0.5%
Leucadia National Corp.	53,116	$1,274,253

Construction - 2.6%
Owens Corning	50,730	$4,124,349
Pulte Homes, Inc.	108,990	3,059,349

		$7,183,698

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 0.5%
Nu Skin Enterprises, Inc., “A”	4,146	$291,878
Tupperware Brands Corp.	23,920	1,173,276

		$1,465,154
Consumer Services - 0.1%
Brink’s Co.	5,019	$368,897

Containers - 1.0%
Graphic Packaging Holding Co.	124,973	$1,913,337
Owens-Illinois, Inc. (a)	37,883	816,757

		$2,730,094
Electrical Equipment - 1.1%
MSC Industrial Direct Co., Inc., “A”	35,458	$3,101,866

Electronics - 0.6%
Maxim Integrated Products, Inc.	23,567	$1,436,173
Silicon Laboratories, Inc. (a)	3,419	319,677

		$1,755,850
Energy - Independent - 3.8%
Concho Resources, Inc. (a)	13,809	$2,082,397
Energen Corp. (a)	38,676	2,115,964
Marathon Petroleum Corp.	68,273	4,373,568
Noble Energy, Inc.	56,058	1,672,210

		$10,244,139
Engineering - Construction - 0.6%
KBR, Inc.	99,588	$1,507,762

Food & Beverages - 2.6%
J.M. Smucker Co.	17,761	$2,243,214
Tyson Foods, Inc., “A”	63,284	4,707,064

		$6,950,278
Gaming & Lodging - 2.2%
Marriott International, Inc., “A”	14,710	$2,077,199
Norwegian Cruise Line Holdings Ltd. (a)	4,802	273,234
Royal Caribbean Cruises Ltd.	28,739	3,638,357

		$5,988,790
General Merchandise - 0.3%
Five Below, Inc. (a)	10,010	$669,169

Health Maintenance Organizations - 1.7%
Centene Corp. (a)	33,400	$3,387,428
Molina Healthcare, Inc. (a)	18,202	1,316,005

		$4,703,433
Insurance - 7.8%
Ameriprise Financial, Inc.	17,908	$2,801,528
Assurant, Inc.	17,283	1,477,178
Athene Holding Ltd. (a)	37,277	1,759,847
Hartford Financial Services Group, Inc.	76,305	4,032,719
Lincoln National Corp.	23,631	1,799,973
Loews Corp.	77,670	3,831,461

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Principal Financial Group, Inc.	16,438	$1,024,581
Unum Group	17,073	870,040
XL Group Ltd.	85,981	3,637,856

		$21,235,183
Internet - 0.1%
IAC/InterActiveCorp (a)	2,583	$384,635

Leisure & Toys - 3.3%
Electronic Arts, Inc. (a)	34,655	$4,286,824
Take-Two Interactive Software, Inc. (a)	41,735	4,668,894

		$8,955,718
Machinery & Tools - 8.6%
Allison Transmission Holdings, Inc.	70,222	$2,782,898
Cummins, Inc.	5,826	979,758
Ingersoll-Rand Co. Ltd., “A”	11,647	1,034,254
IPG Photonics Corp. (a)	11,757	2,887,989
Regal Beloit Corp.	48,918	3,536,771
Roper Technologies, Inc.	14,389	3,958,270
SPX FLOW, Inc. (a)	73,046	3,561,723
Terex Corp.	27,584	1,145,288
Trinity Industries, Inc.	31,252	1,020,065
United Rentals, Inc. (a)	14,629	2,561,392

		$23,468,408
Medical & Health Technology & Services - 0.8%
LifePoint Health, Inc. (a)	49,831	$2,297,209

Medical Equipment - 4.8%
Align Technology, Inc.	14,531	$3,814,678
Edwards Lifesciences Corp.	34,662	4,633,270
PerkinElmer, Inc.	51,572	3,937,006
Steris PLC	4,308	393,320
Zimmer Biomet Holdings, Inc.	2,911	338,404

		$13,116,678
Network & Telecom - 0.6%
Juniper Networks, Inc.	62,186	$1,595,693

Oil Services - 0.4%
Patterson-UTI Energy, Inc.	64,417	$1,164,015

Other Banks & Diversified Financials - 7.3%
Assured Guaranty Ltd.	18,175	$628,492
Discover Financial Services	59,033	4,653,571
East West Bancorp, Inc.	57,770	3,786,824
Navient Corp.	94,232	1,221,247
Popular, Inc.	40,011	1,680,862
Santander Consumer USA Holdings, Inc.	94,445	1,544,176
Synchrony Financial	75,422	2,744,607
Wintrust Financial Corp.	42,396	3,582,886

		$19,842,665

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 0.6%
United Therapeutics Corp. (a)	8,632	$1,000,017
Zoetis, Inc.	6,258	506,022

		$1,506,039
Railroad & Shipping - 1.3%
Kansas City Southern Co.	34,884	$3,594,447

Real Estate - 6.6%
Annaly Capital Management, Inc., REIT	269,452	$2,702,604
AvalonBay Communities, Inc., REIT	5,107	796,794
Gramercy Property Trust, REIT	112,208	2,429,303
Medical Properties Trust, Inc., REIT	257,378	3,155,454
Mid-America Apartment Communities, Inc., REIT	28,223	2,422,098
STAG Industrial, Inc., REIT	120,960	2,754,259
Store Capital Corp., REIT	150,275	3,582,556

		$17,843,068
Restaurants - 1.0%
Aramark	67,290	$2,806,666

Specialty Chemicals - 1.2%
Univar, Inc. (a)	114,165	$3,289,094

Specialty Stores - 6.1%
Best Buy Co., Inc.	64,373	$4,663,180
Michaels Co., Inc. (a)	170,685	3,927,462
Office Depot, Inc.	217,166	571,147
Ross Stores, Inc.	54,559	4,260,512
Urban Outfitters, Inc. (a)	87,830	3,099,521

		$16,521,822
Telecommunications - Wireless - 1.5%
SBA Communications Corp., REIT (a)	25,893	$4,072,192

Utilities - Electric Power - 6.3%
AES Corp.	79,699	$866,328
Avangrid, Inc.	66,456	3,224,445
NRG Energy, Inc.	116,215	3,005,320
PPL Corp.	98,272	2,815,493
Public Service Enterprise Group, Inc.	72,281	3,500,569
Xcel Energy, Inc.	84,110	3,640,281

		$17,052,436
Total Common Stocks		$268,586,823

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 1.52% (v)	3,443,388	$3,443,044

Other Assets, Less Liabilities - 0.1%		296,957
Net Assets - 100.0%		$272,326,824

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,443,044 and $268,586,823, respectively.

4

Portfolio of Investments (unaudited) – continued

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

2/28/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$268,586,823	$—	$—	$268,586,823
Mutual Funds	3,443,044	—	—	3,443,044
Total	$272,029,867	$—	$—	$272,029,867

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,980,607	111,784,774	(110,321,993)	3,443,388

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(515)	$12	$—	$32,085	$3,443,044

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2018

*	Print name and title of each signing officer under his or her signature.